UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05085

Capital Income Builder, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Kathryn A. Sanders, Esq.
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds® ]

The right choice for the long term®

Capital Income Builder

[photo of grass field - a row of trees in the background]

Semi-annual report for the six months ended April 30, 2006

Capital Income Builder® seeks to provide a growing dividend — with higher income distributions every quarter to the extent possible — together with a current yield exceeding that of U.S. stocks generally.

This fund is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2006 (the most recent calendar quarter):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	+5.47%	+9.43%	+10.51%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 26 for details.

The fund’s 30-day yield for Class A shares as of May 31, 2006, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 3.51%, which reflects a fee waiver (3.48% without the fee waiver).

Results for other share classes can be found on page 5. Please see the inside back cover for important information about other share classes.

The return of principal for the bond holdings in Capital Income Builder is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus.

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Fellow shareholders:

Capital Income Builder delivered strong returns for the first half of its fiscal year, outpacing its peers and the broader market, while continuing to meet its income objectives.

The fund provided above-average income, with a 12-month dividend yield of 3.75% as of April 30, 2006, as calculated by Lipper. That was more than twice the 1.76% yield of the unmanaged Standard & Poor’s 500 Composite Index, and comfortably ahead of the 2.61% yield of the Lipper Income Funds Average.

Shareholders also enjoyed a substantial increase in net asset value. Capital Income Builder’s six-month total return of 11.4% bested the 9.6% total return of the S&P 500 and the 5.3% return of the Lipper Income Funds Average.

As you can see in the table below, the fund has sustained its advantage over longer, more meaningful periods as well.

[Begin Sidebar]
Results at a glance
(for periods ended April 30, 2006, with all distributions reinvested)

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

Capital Income Builder	+11.4%	+15.4%	+10.8%	+11.5%	+11.7%

Standard & Poor’s 500 Composite Index[2]	+9.6	+15.4	+2.7	+8.9	+10.4

Lipper Income Funds Average[3]	+5.3	+8.3	+4.8	+6.7	+10.0

1 Since July 30, 1987.
2 The index is unmanaged and does not reflect sales charges, commissions or expenses.
3 Source: Lipper. Figures do not reflect the effect of sales charges.
[End Sidebar]

Steady income increases

Capital Income Builder also strives to raise its dividend every quarter, and it continued to meet that goal over the past six months. The December dividend increased one-half cent per share, to 47.5, and was accompanied by a capital gain distribution of 69 cents a share. Adjusted for the capital gain distribution, the March dividend also grew, although the nominal dividend remained unchanged. The June dividend will likewise be increased, to 48 cents a share.

Although income is a relatively stable source of investment returns, there can be volatility. Short-term interest rates have fluctuated quite broadly in recent years. At the same time, an increasing number of companies are favoring special dividends over regularly scheduled payments. Because we are committed to providing shareholders with a steady income stream, we have chosen to pass along the less predictable portion of the fund’s dividends in a single payment at the end of the year. Thus, the fund paid a special dividend of 25 cents a share in December, and we would expect another special dividend in December of 2006.

Non-U.S. stocks lead the charge

Equity markets did quite well during the reporting period, buoyed by robust corporate profits and positive economic news around the world. International stock markets were particularly strong. By way of comparison, the unmanaged MSCI ACWI (All Country World Index) Index,SM ex-USA, which measures 48 developed- and developing-country indexes, rose 25.0% for the six months.

[Begin Sidebar]
Capital Income Builder’s quarterly dividends compared with inflation
(dividends as declared and adjusted for reinvested capital gains)
[begin bar chart]

Fiscal quarters:
1 November-January
2 February-April
3 May-July
4 August-October

(cents per share)

Fiscal quarters		Dividend	Special one-time dividend (not adjusted for reinvestment of capital gains)	Additional income earned on initial shares if capital gain distributions were reinvested	Inflation=Consumer Price Index (through March 2006)

4 Aug - Oct	1987	22.0	-	-	-
1 Nov - Jan	1988	28.0	-	-	100.0
2 Feb - Apr	1988	28.5	-	-	101.0
3 May - Jul	1988	29.0	-	-	102.3
4 Aug - Oct	1988	29.5	-	-	103.8
1 Nov - Jan	1989	30.0	-	-	104.4
2 Feb - Apr	1989	30.5	-	-	106.0
3 May - Jul	1989	31.0	-	-	107.5
4 Aug - Oct	1989	31.5	-	-	108.3
1 Nov - Jan	1990	32.5	-	-	109.3
2 Feb - Apr	1990	33.0	-	-	111.5
3 May - Jul	1990	33.5	-	-	112.6
4 Aug - Oct	1990	34.0	-	-	115.0
1 Nov - Jan	1991	34.5	-	-	115.9
2 Feb - Apr	1991	35.0	-	-	117.0
3 May - Jul	1991	35.5	-	-	117.9
4 Aug - Oct	1991	36.0	-	-	118.9
1 Nov - Jan	1992	36.5	-	-	119.5
2 Feb - Apr	1992	37.0	-	0.3	120.7
3 May - Jul	1992	37.5	-	0.3	121.5
4 Aug - Oct	1992	38.0	-	0.3	122.4
1 Nov - Jan	1993	38.5	-	0.3	123.0
2 Feb - Apr	1993	39.0	-	0.5	124.4
3 May - Jul	1993	39.5	-	0.5	125.1
4 Aug - Oct	1993	40.0	-	0.5	125.7
1 Nov - Jan	1994	40.5	-	0.5	126.3
2 Feb - Apr	1994	41.0	-	0.6	127.6
3 May - Jul	1994	41.5	-	0.6	128.2
4 Aug - Oct	1994	42.0	-	0.6	129.5
1 Nov - Jan	1995	42.5	-	0.6	129.7
2 Feb - Apr	1995	43.0	-	0.8	131.2
3 May - Jul	1995	43.5	-	0.8	132.1
4 Aug - Oct	1995	44.0	-	0.8	132.8
1 Nov - Jan	1996	44.5	-	0.8	133.0
2 Feb - Apr	1996	45.0	-	1.4	134.9
3 May - Jul	1996	45.5	-	1.5	135.8
4 Aug - Oct	1996	46.0	-	1.5	136.7
1 Nov - Jan	1997	46.5	-	1.5	137.4
2 Feb - Apr	1997	46.5	-	2.4	138.6
3 May - Jul	1997	47.0	-	2.4	138.9
4 Aug - Oct	1997	47.5	-	2.4	139.7
1 Nov - Jan	1998	48.0	-	2.4	139.8
2 Feb - Apr	1998	48.0	-	4.2	140.6
3 May - Jul	1998	48.5	-	4.2	141.2
4 Aug - Oct	1998	49.0	-	4.3	141.8
1 Nov - Jan	1999	49.5	-	4.3	142.0
2 Feb - Apr	1999	48.0	-	7.3	143.0
3 May - Jul	1999	48.5	-	7.4	144.0
4 Aug - Oct	1999	49.0	-	7.5	145.5
1 Nov - Jan	2000	49.5	-	7.6	145.8
2 Feb - Apr	2000	49.5	-	9.7	148.4
3 May - Jul	2000	50.0	-	9.8	149.4
4 Aug - Oct	2000	50.5	-	9.9	150.5
1 Nov - Jan	2001	51.0	-	10.0	150.8
2 Feb - Apr	2001	51.5	-	11.4	152.7
3 May - Jul	2001	52.0	-	11.5	154.2
4 Aug - Oct	2001	52.5	-	11.7	154.5
1 Nov - Jan	2002	52.5	-	11.7	153.1
2 Feb - Apr	2002	51.0	-	13.0	154.9
3 May - Jul	2002	51.0	-	13.0	155.9
4 Aug - Oct	2002	51.0	-	13.0	156.8
1 Nov - Jan	2003	51.0	-	13.0	156.8
2 Feb - Apr	2003	50.5	-	13.7	159.6
3 May - Jul	2003	50.5	-	13.7	159.2
4 Aug - Oct	2003	50.5	-	13.7	160.5
1 Nov - Jan	2004	45.0	-	12.2	159.7
2 Feb - Apr	2004	45.0	-	12.4	162.4
3 May - Jul	2004	45.0	-	12.4	164.4
4 Aug - Oct	2004	45.5	-	12.6	164.6
1 Nov - Jan	2005	46.0	-	12.7	164.9
2 Feb - Apr	2005	46.0	-	13.7	167.5
3 May - Jul	2005	46.5	-	13.9	168.5
4 Aug - Oct	2005	47.0	-	14.0	172.3
1 Nov - Jan	2006	47.5	25.0	14.2	170.5
2 Feb - Apr	2006	47.5	-	15.0	173.1
3 May - Jul	2006	48.0	-	15.1
*Not a full quarter.

[end bar chart]
(Index: December 1987=100)

[End Sidebar]

Capital Income Builder benefited from its ability to invest globally. In addition to providing growth opportunities, international companies often pay higher dividends than their U.S. counterparts: the MSCI ACWI ex-USA, for example, yielded 2.3% as of April 30, versus the 1.8% yield of the S&P 500. The fund’s non-U.S. investments have increased in recent years — they currently stand at about 44% of net assets.

At the other end of the spectrum, most bonds fared poorly, weighed down by inflation fears. Hardest hit were U.S. Treasuries, particularly those with longer maturities. In May, the Federal Reserve again raised its target for the federal funds rate, to 5.00%, bringing short-term interest rates to their highest levels in five years.

A look at the portfolio

Capital Income Builder’s growth-of-income strategy continued to show itself to advantage during the period. A number of larger equity holdings saw increases both in dividends and share price. Among them were Koninklijke KPN, the Dutch telecommunications operator, and banking giant ING, whose prices rose 23% and 41%, respectively, while their dividends rose more than 10%. Husky Energy, the Canadian oil company, increased its dividend more than 64% over the six months, enhancing a share price gain of about 27%. Other energy firms also continued to benefit from higher crude prices.

Bank holdings, which constitute the fund’s largest industry concentration, made positive contributions to returns, both in terms of income and capital appreciation. Of note were Citigroup, HSBC, Washington Mutual and Banco Santander. Real estate investment trusts (REITs) also did very well, thanks to a globally surging real estate market. Most of the fund’s REIT holdings delivered robust price gains in addition to providing yields in the range of 4% to 6%.

Utilities were more lackluster, after a long period of strong returns. Notable exceptions were E.ON of Germany and Veolia of France, both of which gained more than 30% in price; neither declared a dividend during the period. Telecommunications holdings were mixed. AT&T’s share price fell, although the stock yielded about 5%, and the company (formerly SBC) raised its dividend slightly.

Finally, the fund’s fixed-income portfolio dragged on returns, although it was spared the brunt of the bond market declines. These holdings, which help support Capital Income Builder’s high current income goal, are concentrated in short- and intermediate-term, investment-grade bonds with attractive yields. These held up better than Treasuries during the period.

A history of stability and strength

Looking forward, the global economy appears to be expanding at a reasonable rate. Unemployment has inched lower and industrial output has increased, while inflation remains moderate. That has translated into healthy corporate earnings, a growing portion of which are being returned to shareholders in the form of dividends. This trend should prove beneficial to the fund.

In the nearer term, we are assuming a somewhat cautious stance. Capital Income Builder’s substantial advantage over the S&P 500 in recent years, while more than welcome, is atypical — a residual effect, to some extent, of the severe stock market shocks in 2000. That margin cannot sustain itself indefinitely, particularly in the current environment of higher interest rates, which may prove challenging for some of the income-focused sectors that the fund tends to emphasize.

Longer term, of course, we have great confidence in the fund’s potential. Capital Income Builder’s steady progress, even during periods of market turbulence, has continued to validate the fund’s original premise: that a disciplined approach of rising income from stocks can translate into superior capital growth over time.

We thank you for your support.

Cordially,

/s/ James B. Lovelace	/s/ Catherine M. Ward
James B. Lovelace	Catherine M. Ward
Vice Chairman of the Board	President

June 9, 2006

For current information about the fund, visit americanfunds.com.

Other share class results	unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended
March 31, 2006 (the most recent calendar quarter):	1 year	5 years	Life of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	+6.04%	+9.61%	+10.82%
Not reflecting CDSC	+11.04%	+9.88%	+10.82%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+9.98%	+9.78%	+9.66%
Not reflecting CDSC	+10.98%	+9.78%	+9.66%

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	+11.84%	+10.60%	+10.47%

Class 529-A shares†— first sold 2/19/02
Reflecting 5.75% maximum sales charge	+5.38%	—	+10.23%
Not reflecting maximum sales charge	+11.82%	—	+11.83%

Class 529-B shares†— first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within
six years of purchase	+5.89%	—	+10.36%
Not reflecting CDSC	+10.89%	—	+10.71%

Class 529-C shares†— first sold 2/20/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+9.90%	—	+10.87%
Not reflecting CDSC	+10.90%	—	+10.87%

Class 529-E shares*†— first sold 3/1/02	+11.46%	—	+11.09%

Class 529-F shares*†— first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	+11.97%	—	+14.02%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through
March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 26 for details.

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Summary investment portfolio, April 30, 2006                                unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

Industry sector diversification (percent of net assets)
[begin pie chart]
Financials	20.59%
Utilities	10.26
Telecommunication services	6.91
Consumer staples	5.99
Industrials	5.47
Other industries	19.35
Convertible securities & preferred stocks	0.83
Bonds & notes	20.22
Short-term securities & other assets less liabilities	10.38

[end pie chart]

		Market	Percent
		value	of net
Common stocks - 68.57%	Shares	(000)	assets

Financials - 20.59%
Citigroup Inc.	12,970,000	$647,852.98%
Société Générale	4,189,400	640,512.97
Bank of America Corp.	11,289,460	563,570.86
HSBC Holdings PLC (Hong Kong)	16,100,097	274,523
HSBC Holdings PLC (United Kingdom)	14,056,302	242,727.79
Fannie Mae	10,170,000	514,602.78
Washington Mutual, Inc.	11,300,000	509,178.77
Banco Santander Central Hispano, SA	32,432,614	503,229.76
Fortis	12,225,720	458,984.70
BNP Paribas	3,760,000	355,550
BNP Paribas (1)	360,270	32,908.59
ING Groep NV	9,366,216	381,470.58
Freddie Mac	5,310,000	324,229.49
Irish Life & Permanent PLC	12,474,949	318,457.48
Lloyds TSB Group PLC	31,697,489	308,196.47
Danske Bank A/S	7,641,000	304,246.46
Other securities		7,185,156	10.91
		13,565,389	20.59

Utilities - 10.26%
E.ON AG	10,129,700	1,234,498	1.87
Exelon Corp.	12,010,000	648,540.98
Veolia Environnement	10,546,100	630,572.96
National Grid PLC	58,777,551	616,488.94
Scottish Power PLC	35,501,000	362,647.55
Electricité de France SA (1)	5,381,000	314,879.48
Gas Natural SDG, SA	10,120,000	308,936.47
Other securities		2,640,868	4.01
		6,757,428	10.26

Telecommunication services - 6.91%
BellSouth Corp.	28,303,000	956,075	1.45
AT&T Inc.	35,419,452	928,344	1.41
Koninklijke KPN NV	58,237,900	684,521	1.04
Verizon Communications Inc.	15,055,708	497,290.76
Chunghwa Telecom Co., Ltd. (ADR)	14,767,600	304,213
Chunghwa Telecom Co., Ltd.	78,348,000	150,551.69
Other securities		1,028,807	1.56
		4,549,801	6.91

Consumer staples - 5.99%
Altria Group, Inc.	13,275,500	971,236	1.47
UST Inc.	8,178,000	359,260.55
Nestlé SA	1,150,000	350,655.53
H.J. Heinz Co.	8,145,000	338,099.51
Reynolds American Inc.	2,690,000	294,958.45
Other securities		1,630,354	2.48
		3,944,562	5.99

Industrials - 5.47%
General Electric Co.	16,500,000	570,735.86
Siemens AG	3,525,000	333,773.51
Other securities		2,702,265	4.10
		3,606,773	5.47

Energy - 5.30%
Royal Dutch Shell PLC, Class A (ADR)	6,828,000	465,192
Royal Dutch Shell PLC, Class B	6,997,187	250,074
Royal Dutch Shell PLC, Class B (ADR)	1,866,228	133,267	1.29
Husky Energy Inc.	8,065,000	473,946.72
ENI SpA	12,272,000	375,250.57
Norsk Hydro ASA	2,294,000	353,267.53
Chevron Corp.	4,980,000	303,879.46
Other securities		1,137,800	1.73
		3,492,675	5.30

Materials - 3.05%
Other securities		2,012,194	3.05

Consumer discretionary - 2.97%
Other securities		1,954,900	2.97

Health care - 2.31%
Merck & Co., Inc.	14,200,000	488,764.74
Bristol-Myers Squibb Co.	17,100,000	433,998.66
Other securities		597,255.91
		1,520,017	2.31

Information technology - 1.11%
Microsoft Corp.	13,185,000	318,418.48
Other securities		414,147.63
		732,565	1.11

Miscellaneous - 4.61%
Other common stocks in initial period of acquisition		3,038,358	4.61

Total common stocks (cost: $33,753,011,000)		45,174,662	68.57

Preferred stocks - 0.17%

Financials - 0.17%
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred (2) (3)	4,000,000	4,548
HSBC Holdings PLC 4.61% (2) (3)	3,000,000	2,743.02
Other securities		100,949.15

Total preferred stocks (cost: $113,254,000)		108,240.17

Convertible securities - 0.66%

Financials - 0.28%
Fannie Mae 5.375% convertible preferred	965	92,037.14
Other securities		93,258.14
		185,295.28

Other - 0.38%
Other securities		247,163.38

Total convertible securities (cost: $390,325,000)		432,458.66

	Principal
	amount
Bonds & notes - 20.22%	(000)

Mortgage-backed obligations (4) - 6.03%
Fannie Mae 3.112% - 11.00% 2012 - 2041 (3)	$981,003	962,089	1.46
Freddie Mac 0% - 7.50% 2015 - 2036 (3)	430,811	411,134.63
Other securities		2,597,367	3.94
		3,970,590	6.03

Financials - 3.46%
Bank of America Corp. 3.875% - 7.125% 2006 - 2012	44,400	43,620
MBNA Corp. 5.625% 2007	26,000	26,142
MBNA America Bank, National Assn. 5.375% 2008	15,500	15,524
BankAmerica Corp. 5.875% - 7.125% 2006 - 2011	10,250	10,485
BankBoston NA 7.00% 2007	7,500	7,650.16
Household Finance Corp. 4.125% - 6.40% 2007 - 2008	77,000	78,108
HSBC Bank USA 4.625% 2014 (2)	6,000	5,548
HSBC Finance Corp. 5.00% 2015	4,535	4,239.13
Commercial Credit Co. 6.625% 2006	1,975	1,990
Citigroup Inc. 4.125% - 5.125% 2010 - 2014	31,000	29,839.05
Other securities		2,059,076	3.12
		2,282,221	3.46

U.S. government & government agency bonds & notes - 2.77%
U.S. Treasury 0% - 13.875% 2006 - 2031 (5)	1,007,407	1,033,657	1.57
Freddie Mac 4.125% - 6.625% 2008 - 2011	430,000	435,381.66
Fannie Mae 5.25% - 7.125% 2007 - 2012	170,000	169,651.25
Federal Home Loan Bank 3.375% 2007	93,295	90,963.14
Other securities		98,100.15
		1,827,752	2.77

Asset-backed obligations - 1.96%
Other securities		1,288,451	1.96

Consumer discretionary - 1.38%
Other securities		911,164	1.38

Telecommunication services - 1.08%
SBC Communications Inc. 4.125% - 6.25% 2006 - 2012	91,900	92,570.14
Koninklijke KPN NV 8.00% - 8.375% 2010 - 2030	38,350	41,224.06
Other securities		574,989.88
		708,783	1.08

Utilities - 0.76%
Exelon Corp. 4.45% - 6.75% 2010 - 2015	37,000	36,737
Exelon Generation Co., LLC 6.95% 2011	21,600	22,746
Commonwealth Edison Co., Series 99, 3.70% 2008	2,750	2,670.09
Other securities		440,591.67
		502,744.76

Industrials - 0.70%
General Electric Capital Corp. 4.25% - 5.00% 2007 - 2008	57,500	57,230.09
Other securities		405,631.61
		462,861.70

Health care - 0.56%
Other securities		369,460.56

Energy - 0.53%
Other securities		345,871.53

Other - 0.99%
Other securities		653,020.99

Total bonds & notes (cost: $13,584,250,000)		13,322,917	20.22

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 10.52%	(000)	(000)	assets

Federal Home Loan Bank 4.515%-4.91% due 5/12-7/26/2006	$738,172	732,871	1.11
Freddie Mac 4.52%-4.69% due 5/3-6/19/2006 (6)	474,298	472,780.72
Fannie Mae 4.522%-4.74% due 5/9-6/14/2006	375,595	374,238.57
Clipper Receivables Co., LLC 4.65%-4.91% due 5/11-6/21/2006 (2)	231,900	231,129
State Street Corp. 4.81%-4.93% due 6/6-6/16/2006	100,000	99,437.50
Variable Funding Capital Corp. 4.63%-4.94% due 5/17-7/6/2006 (2)	307,100	305,227.46
HSBC Finance Corp. 4.72%-5.00% due 5/22-7/26/2006	305,500	302,907.46
International Lease Finance Corp. 4.65%-4.91% due 5/10-6/23/2006	225,000	223,953
American General Finance Corp. 4.74%-4.91% due 5/23-6/22/2006	75,000	74,655.45
Bank of America Corp. 4.65%-4.945% due 5/12-6/27/2006 (6)	299,600	297,925.45
Park Avenue Receivables Co., LLC 4.65%-4.85% due 5/5-6/8/2006 (2)	150,903	150,429
Preferred Receivables Funding Corp. 4.70%-4.83% due 5/10-5/25/2006 (2)	145,639	145,257.45
U.S. Treasury Bills 4.418%-4.502% due 5/4-6/15/2006	283,000	282,521.43
CAFCO, LLC 4.65%-4.91% due 5/8-6/13/2006 (2)	275,000	273,805.42
Edison Asset Securitization LLC 4.60%-4.86% due 5/8-6/8/2006 (2)	180,000	179,477
General Electric Capital Services, Inc. 4.66%-4.79% due 5/8-6/12/2006	75,000	74,806.39
BellSouth Corp. 4.55%-4.56% due 5/1-5/5/2006 (2)	61,300	61,280.09
Other securities		2,650,884	4.02

Total short-term securities (cost: $6,933,822,000)		6,933,581	10.52

Total investment securities (cost: $54,774,662,000)		65,971,858	100.14
Other assets less liabilities		(89,888)	(.14)

Net assets		$65,881,970	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Some of the fund's affiliated holdings listed below are also among the fund's largest holdings and are shown in the preceding summary investment portfolio. Affiliated companies not among the fund's largest holdings are included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended April 30, 2006, appear below.

Company	Beginning shares or principal amount	Purchases	Sales	Ending shares or principal amount	Dividend or interest income (000)	Market value of affiliates at 4/30/06 (000)
UST Inc.	6,575,000	1,603,000	-	8,178,000	$8,022	$359,260

iStar Financial, Inc.	7,065,500	-	-	7,065,500	10,616	270,326
iStar Financial, Inc. 5.375% 2010	$25,675,000	-	-	$25,675,000	697	25,239
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred	400,000	-	-	400,000	390	9,924
iStar Financial, Inc., Series B, 5.125% 2011	$10,000,000	-	-	$10,000,000	250	9,647
iStar Financial, Inc. 5.80% 2011	-	$7,600,000	-	$7,600,000	167	7,546
iStar Financial, Inc., Series B, 4.875% 2009	$2,000,000	-	-	$2,000,000	50	1,959

SBM Offshore NV	2,083,797	-	-	2,083,797	-	223,749

Macquarie Airports	64,001,621	19,922,505	-	83,924,126	3,824	208,986

GS Engineering & Construction Co. Ltd.	2,550,000	-	-	2,550,000	2,943	185,022

Arthur J. Gallagher & Co.	5,069,200	-	-	5,069,200	2,940	139,099

CapitaMall Trust Management Ltd.	89,200,470	246,000	-	89,446,470	930	135,216

Taiwan Fertilizer Co., Ltd.	49,000,000	14,700,000	-	63,700,000	-	117,412

Ascendas Real Estate Investment Trust	70,189,600	1,953,000	-	72,142,600	2,258	104,038

Fisher & Paykel Healthcare Corp. Ltd.	33,061,000	-	-	33,061,000	1,256	88,831

Suntec Real Estate Investment Trust	64,221,000	19,823,000	-	84,044,000	1,340	68,043

CapitaCommercial Trust Management Ltd.	58,257,000	-	-	58,257,000	1,149	67,064

PaperlinX Ltd.	28,987,000	-	3,740,000	25,247,000	993	64,211

Macquarie International Infrastructure Fund Ltd.	52,959,000	30,211,000	-	83,170,000	1,582	49,975

Fortune Real Estate Investment Trust	51,199,500	1,063,000	-	52,262,500	1,137	42,804

Mapletree Logistics Trust	35,510,000	17,221,000	-	52,731,000	437	34,353

Fong's Industries Co. Ltd.	36,590,000	-	-	36,590,000	-	28,080

Allco Commercial REIT (1)	-	31,850,000	-	31,850,000	-	17,627

Transurban Group (7)	16,230,502	-	9,973,950	6,256,552	-	-

					$40,981	$2,258,411

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $4,725,876,000, which represented 7.17% of the net assets of the fund.

(3) Coupon rate may change periodically.
(4) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(5) Index-linked bond whose principal amount moves with a government retail price index.
(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(7) Unaffiliated issuer at 4/30/2006.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at April 30, 2006 (dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $52,980,670)	$63,713,447
Affiliated issuers (cost: $1,793,992)	2,258,411	$65,971,858
Cash denominated in non-U.S. currencies (cost: $2,401)		2,519
Cash		16,484
Receivables for:
Sales of investments	218,416
Sales of fund's shares	180,935
Dividends and interest	305,873	705,224
		66,696,085
Liabilities:
Payables for:
Purchases of investments	480,384
Repurchases of fund's shares	48,721
Dividends on fund's shares	235,325
Investment advisory services	13,529
Services provided by affiliates	29,946
Deferred directors' compensation	988
Other fees and expenses	5,222	814,115
Net assets at April 30, 2006		$65,881,970

Net assets consist of:
Capital paid in on shares of capital stock		$54,439,539
Undistributed net investment income		53,462
Undistributed net realized gain		193,563
Net unrealized appreciation		11,195,406
Net assets at April 30, 2006		$65,881,970

Total authorized capital stock - 2,000,000 shares, $.01 par value (1,164,476 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$50,129,419	886,046	$56.58
Class B	3,891,601	68,785	56.58
Class C	7,072,661	125,011	56.58
Class F	2,594,644	45,861	56.58
Class 529-A	610,434	10,789	56.58
Class 529-B	103,355	1,827	56.58
Class 529-C	248,772	4,397	56.58
Class 529-E	33,213	587	56.58
Class 529-F	9,960	176	56.58
Class R-1	50,400	891	56.58
Class R-2	317,938	5,620	56.58
Class R-3	353,112	6,241	56.58
Class R-4	84,313	1,490	56.58
Class R-5	382,148	6,755	56.58
* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $60.03 for each.

See Notes to Financial Statements

Statement of operations		unaudited
six months ended April 30, 2006	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $33,996; also includes
$39,817 from affiliates)	$772,615
Interest (includes $1,164 from affiliates)	449,645	$1,222,260

Fees and expenses:*
Investment advisory services	74,092
Distribution services	105,485
Transfer agent services	17,589
Administrative services	7,205
Reports to shareholders	2,408
Registration statement and prospectus	2,545
Postage, stationery and supplies	1,487
Directors' compensation	301
Auditing and legal	60
Custodian	4,007
State and local taxes	443
Other	158
Total fees and expenses before reimbursements/waivers	215,780
Less reimbursement/waiver of fees and expenses:
Investment advisory services	7,409
Administrative services	155
Total fees and expenses after reimbursements/waivers		208,216
Net investment income		1,014,044

Net realized gain and unrealized
appreciation on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments (including $3,745 net loss from affiliates)	573,810
Non-U.S. currency transactions	(422)	573,388
Net unrealized appreciation on:
Investments	4,914,470
Non-U.S. currency translations	2,971	4,917,441
Net realized gain and unrealized appreciation
on investments and non-U.S. currency		5,490,829
Net increase in net assets resulting from operations		$6,504,873

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended April 30,	October 31,
	2006*	2005
Operations:
Net investment income	$1,014,044	$1,724,849
Net realized gain on investments and
non-U.S. currency transactions	573,388	799,961
Net unrealized appreciation
on investments and non-U.S. currency translations	4,917,441	1,043,786
Net increase in net assets
resulting from operations	6,504,873	3,568,596

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income and non-U.S. currency gains	(1,278,026)	(1,578,505)
Distributions from net realized gain
on investments	(740,368)	(675,038)
Total dividends and distributions paid or accrued
to shareholders	(2,018,394)	(2,253,543)

Capital share transactions	6,044,898	17,572,318

Total increase in net assets	10,531,377	18,887,371

Net assets:
Beginning of period	55,350,593	36,463,222

End of period (including undistributed net investment income: $53,462 and $317,444, respectively)	$65,881,970	$55,350,593

*Unaudited.

See Notes to Financial Statements

Notes to financial statements                                                        unaudited
1.	Organization and significant accounting policies

Organization - Capital Income Builder, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a growing dividend - with higher income distributions every quarter to the extent possible - together with a current yield exceeding that of U.S. stocks generally.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations -Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders quarterly. Distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Mortgage dollar rolls - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. As of April 30, 2006, non-U.S. taxes provided on unrealized gains were $4,427,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on fixed-income securities; amortization of premiums or discounts; and income on certain investments. As of April 30, 2006, a portion of the difference between the tax basis undistributed net investment income and non-U.S. currency gains and the undistributed net investment income for financial reporting is attributed to amortization of premiums and discounts of $124,691,000 and appreciation of certain investments in non-U.S. securities of $152,820,000. The remainder of the difference is substantially attributed to the accrual of dividends payable to shareholders on fund shares for financial reporting purposes of $235,325,000. Such amounts are not deducted from tax basis undistributed net investment income and currency gains until paid. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of April 30, 2006, the cost of investment securities for federal income tax purposes was $55,040,287,000.

As of April 30, 2006, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and non-U.S. currency gains	$ 593,101
Accumulated short-term capital losses	(165,264)
Undistributed long-term capital gains	320,967
Gross unrealized appreciation on investment securities	11,727,934
Gross unrealized depreciation on investment securities	(796,363)
Net unrealized appreciation on investment securities	10,931,571

During the six months ended April 30, 2006, the fund realized, on a tax basis, a net capital gain of $522,778,000.

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended April 30, 2006			Year ended October 31, 2005
	Ordinary income	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Long-term capital gains	Total distributions paid or accrued
Share class
Class A	$1,009,744	$565,400	$1,575,144	$1,269,069	$524,577	$1,793,646
Class B	65,079	44,775	109,854	81,617	45,419	127,036
Class C	114,094	78,754	192,848	127,857	65,805	193,662
Class F	50,637	28,534	79,171	58,914	22,306	81,220
Class 529-A	11,417	6,327	17,744	12,159	4,587	16,746
Class 529-B	1,614	1,128	2,742	1,802	1,013	2,815
Class 529-C	3,799	2,616	6,415	3,993	2,113	6,106
Class 529-E	576	342	918	632	274	906
Class 529-F	183	93	276	157	52	209
Class R-1	740	493	1,233	582	222	804
Class R-2	4,825	3,281	8,106	4,972	2,421	7,393
Class R-3	6,116	3,730	9,846	6,057	2,337	8,394
Class R-4	1,718	965	2,683	1,588	353	1,941
Class R-5	7,484	3,930	11,414	9,106	3,559	12,665
Total	$1,278,026	$740,368	$2,018,394	$1,578,505	$675,038	$2,253,543

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.117% on such assets in excess of $55 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $100,000,000 of the fund's monthly gross income and 2.50% on such income in excess of $100,000,000. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended April 30, 2006, total investment advisory services fees waived by CRMC were $7,409,000. As a result, the fee shown on the accompanying financial statements of $74,092,000, which was equivalent to an annualized rate of 0.248%, was reduced to $66,683,000, or 0.223% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2006, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended April 30, 2006, the total administrative services fees paid by CRMC were $1,000 and $154,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended April 30, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$48,641	$16,095	Not applicable	Not applicable	Not applicable
Class B	17,899	1,494	Not applicable	Not applicable	Not applicable
Class C	31,862	Included in administrative services	$3,494	$517	Not applicable
Class F	2,902		917	147	Not applicable
Class 529-A	470		179	29	$263
Class 529-B	460		31	16	46
Class 529-C	1,078		73	29	108
Class 529-E	72		10	1	4
Class 529-F	-		3	-*	15
Class R-1	210		28	10	Not applicable
Class R-2	1,025		202	519	Not applicable
Class R-3	767		227	109	Not applicable
Class R-4	99		57	4	Not applicable
Class R-5	Not applicable		163	4	Not applicable
Total	$105,485	$17,589	$5,384	$1,385	$436

* Amount less than one thousand.

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $301,000, shown on the accompanying financial statements, includes $239,000 in current fees (either paid in cash or deferred) and a net increase of $62,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2006
Class A	$5,387,772	99,270	$1,436,010	26,810	$(2,419,480)	(44,565)	$4,404,302	81,515
Class B	330,647	6,084	100,682	1,883	(178,836)	(3,294)	252,493	4,673
Class C	972,685	17,904	172,372	3,224	(418,136)	(7,700)	726,921	13,428
Class F	459,626	8,458	63,870	1,193	(243,965)	(4,499)	279,531	5,152
Class 529-A	113,846	2,098	17,261	321	(18,042)	(332)	113,065	2,087
Class 529-B	13,172	243	2,701	50	(2,564)	(47)	13,309	246
Class 529-C	44,265	816	6,287	117	(9,934)	(183)	40,618	750
Class 529-E	6,393	118	897	17	(1,338)	(25)	5,952	110
Class 529-F	3,275	60	262	5	(544)	(10)	2,993	55
Class R-1	18,156	336	1,161	22	(5,797)	(108)	13,520	250
Class R-2	83,070	1,528	7,886	148	(34,437)	(634)	56,519	1,042
Class R-3	96,454	1,777	9,581	179	(44,117)	(813)	61,918	1,143
Class R-4	31,582	583	2,602	49	(25,865)	(474)	8,319	158
Class R-5	74,101	1,359	9,113	170	(17,776)	(326)	65,438	1,203

Total net increase (decrease)	$7,635,044	140,634	$1,830,685	34,188	$(3,420,831)	(63,010)	$6,044,898	111,812

Year ended October 31, 2005
Class A	$14,031,892	266,731	$1,602,608	30,537	$(2,814,883)	(53,447)	$12,819,617	243,821
Class B	910,319	17,321	115,182	2,198	(213,844)	(4,062)	811,657	15,457
Class C	2,549,781	48,482	167,793	3,200	(452,488)	(8,592)	2,265,086	43,090
Class F	1,145,278	21,767	62,859	1,197	(270,418)	(5,128)	937,719	17,836
Class 529-A	205,690	3,908	15,977	304	(16,390)	(310)	205,277	3,902
Class 529-B	25,394	482	2,750	53	(2,141)	(40)	26,003	495
Class 529-C	78,964	1,500	5,904	112	(10,111)	(191)	74,757	1,421
Class 529-E	9,902	188	873	17	(960)	(18)	9,815	187
Class 529-F	3,531	67	194	4	(159)	(3)	3,566	68
Class R-1	25,005	476	733	14	(3,283)	(62)	22,455	428
Class R-2	137,881	2,619	7,062	134	(38,144)	(723)	106,799	2,030
Class R-3	166,923	3,171	7,897	150	(30,507)	(578)	144,313	2,743
Class R-4	61,900	1,173	1,723	32	(9,195)	(174)	54,428	1,031
Class R-5	107,386	2,038	9,538	182	(26,098)	(496)	90,826	1,724

Total net increase (decrease)	$19,459,846	369,923	$2,001,093	38,134	$(3,888,621)	(73,824)	$17,572,318	334,233

* Includes exchanges between share classes of the fund.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $11,763,374,000 and $7,611,268,000, respectively, during the six months ended April 30, 2006.
Financial highlights (1)

		Income (loss) from investment operations(2)(3)			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (4)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers (5)		Ratio of net income to average net assets (6)
Class A:
Six months ended 4/30/2006 (7)	$52.58	$.95	$4.94	$5.89	$(1.20)	$(.69)	$(1.89)	$56.58	11.42%	$50,129		.57%	(8)	.54%	(8)	3.54%	(8)
Year ended 10/31/2005	50.75	2.01	2.56	4.57	(1.84)	(.90)	(2.74)	52.58	9.11	42,303		.59		.57		3.79
Year ended 10/31/2004	45.29	1.76	5.68	7.44	(1.81)	(.17)	(1.98)	50.75	16.73	28,458		.60		.59		3.65
Year ended 10/31/2003	40.73	1.72	5.36	7.08	(2.00)	(.52)	(2.52)	45.29	17.95	18,273		.65		.65		4.04
Year ended 10/31/2002	43.80	1.82	(1.67)	.15	(2.05)	(1.17)	(3.22)	40.73	.16	10,006		.67		.67		4.19
Year ended 10/31/2001	43.69	1.94	1.19	3.13	(2.08)	(.94)	(3.02)	43.80	7.39	8,057		.66		.66		4.36
Class B:
Six months ended 4/30/2006 (7)	52.58	.73	4.94	5.67	(.98)	(.69)	(1.67)	56.58	10.99	3,892		1.37	(8)	1.34	(8)	2.74	(8)
Year ended 10/31/2005	50.75	1.59	2.56	4.15	(1.42)	(.90)	(2.32)	52.58	8.26	3,371		1.38		1.36		3.01
Year ended 10/31/2004	45.29	1.38	5.68	7.06	(1.43)	(.17)	(1.60)	50.75	15.81	2,469		1.40		1.39		2.85
Year ended 10/31/2003	40.73	1.38	5.36	6.74	(1.66)	(.52)	(2.18)	45.29	17.03	1,532		1.44		1.44		3.19
Year ended 10/31/2002	43.80	1.48	(1.67)	(.19)	(1.71)	(1.17)	(2.88)	40.73	(.61)	450		1.44		1.44		3.41
Year ended 10/31/2001	43.69	1.60	1.19	2.79	(1.74)	(.94)	(2.68)	43.80	6.56	118		1.41		1.41		3.35
Class C:
Six months ended 4/30/2006 (7)	52.58	.72	4.94	5.66	(.97)	(.69)	(1.66)	56.58	10.96	7,073		1.41	(8)	1.39	(8)	2.70	(8)
Year ended 10/31/2005	50.75	1.56	2.56	4.12	(1.39)	(.90)	(2.29)	52.58	8.19	5,867		1.44		1.42		2.94
Year ended 10/31/2004	45.29	1.34	5.68	7.02	(1.39)	(.17)	(1.56)	50.75	15.72	3,476		1.47		1.47		2.76
Year ended 10/31/2003	40.73	1.35	5.36	6.71	(1.63)	(.52)	(2.15)	45.29	16.94	1,696		1.51		1.51		3.08
Year ended 10/31/2002	43.80	1.45	(1.67)	(.22)	(1.68)	(1.17)	(2.85)	40.73	(.69)	424		1.52		1.52		3.31
Period from 3/15/2001 to 10/31/2001	44.15	.81	(.14)	.67	(1.02)	-	(1.02)	43.80	1.52	65		1.51	(8)	1.51	(8)	2.98	(8)
Class F:
Six months ended 4/30/2006 (7)	52.58	.94	4.94	5.88	(1.19)	(.69)	(1.88)	56.58	11.38	2,595		.62	(8)	.60	(8)	3.49	(8)
Year ended 10/31/2005	50.75	1.96	2.56	4.52	(1.79)	(.90)	(2.69)	52.58	9.01	2,141		.68		.65		3.71
Year ended 10/31/2004	45.29	1.70	5.68	7.38	(1.75)	(.17)	(1.92)	50.75	16.58	1,161		.72		.71		3.51
Year ended 10/31/2003	40.73	1.67	5.36	7.03	(1.95)	(.52)	(2.47)	45.29	17.82	539		.76		.76		3.86
Year ended 10/31/2002	43.80	1.76	(1.67)	.09	(1.99)	(1.17)	(3.16)	40.73	.03	155		.79		.79		4.04
Period from 3/15/2001 to 10/31/2001	44.15	.99	(.14)	.85	(1.20)	-	(1.20)	43.80	1.94	17		.80	(8)	.80	(8)	3.70	(8)
Class 529-A:
Six months ended 4/30/2006 (7)	52.58	.93	4.94	5.87	(1.18)	(.69)	(1.87)	56.58	11.37	611		.64	(8)	.62	(8)	3.49	(8)
Year ended 10/31/2005	50.75	1.95	2.56	4.51	(1.78)	(.90)	(2.68)	52.58	8.99	458		.71		.68		3.70
Year ended 10/31/2004	45.29	1.70	5.68	7.38	(1.75)	(.17)	(1.92)	50.75	16.59	244		.72		.71		3.53
Year ended 10/31/2003	40.73	1.70	5.36	7.06	(1.98)	(.52)	(2.50)	45.29	17.89	121		.70		.70		3.99
Period from 2/19/2002 to 10/31/2002	43.06	1.19	(2.13)	(.94)	(1.39)	-	(1.39)	40.73	(2.31)	32		.91	(8)	.91	(8)	4.05	(8)
Class 529-B:
Six months ended 4/30/2006 (7)	52.58	.70	4.94	5.64	(.95)	(.69)	(1.64)	56.58	10.92	103		1.49	(8)	1.46	(8)	2.63	(8)
Year ended 10/31/2005	50.75	1.50	2.56	4.06	(1.33)	(.90)	(2.23)	52.58	8.08	83		1.55		1.53		2.85
Year ended 10/31/2004	45.29	1.28	5.68	6.96	(1.33)	(.17)	(1.50)	50.75	15.58	55		1.60		1.60		2.66
Year ended 10/31/2003	40.73	1.30	5.36	6.66	(1.58)	(.52)	(2.10)	45.29	16.82	31		1.64		1.64		3.04
Period from 2/15/2002 to 10/31/2002	43.33	.98	(2.40)	(1.42)	(1.18)	-	(1.18)	40.73	(3.37)	8		1.66	(8)	1.66	(8)	3.32	(8)
Class 529-C:
Six months ended 4/30/2006 (7)	52.58	.71	4.94	5.65	(.96)	(.69)	(1.65)	56.58	10.93	249		1.48	(8)	1.45	(8)	2.65	(8)
Year ended 10/31/2005	50.75	1.51	2.56	4.07	(1.34)	(.90)	(2.24)	52.58	8.10	192		1.54		1.52		2.86
Year ended 10/31/2004	45.29	1.29	5.68	6.97	(1.34)	(.17)	(1.51)	50.75	15.60	113		1.59		1.58		2.67
Year ended 10/31/2003	40.73	1.31	5.36	6.67	(1.59)	(.52)	(2.11)	45.29	16.83	54		1.63		1.63		3.05
Period from 2/20/2002 to 10/31/2002	43.12	.97	(2.20)	(1.23)	(1.16)	-	(1.16)	40.73	(2.96)	13		1.65	(8)	1.65	(8)	3.31	(8)
Class 529-E:
Six months ended 4/30/2006 (7)	52.58	.84	4.94	5.78	(1.09)	(.69)	(1.78)	56.58	11.20	33		.97	(8)	.94	(8)	3.16	(8)
Year ended 10/31/2005	50.75	1.78	2.56	4.34	(1.61)	(.90)	(2.51)	52.58	8.64	25		1.02		1.00		3.38
Year ended 10/31/2004	45.29	1.54	5.68	7.22	(1.59)	(.17)	(1.76)	50.75	16.19	15		1.07		1.07		3.18
Year ended 10/31/2003	40.73	1.53	5.36	6.89	(1.81)	(.52)	(2.33)	45.29	17.44	7		1.10		1.10		3.57
Period from 3/1/2002 to 10/31/2002	43.74	1.08	(2.83)	(1.75)	(1.26)	-	(1.26)	40.73	(4.09)	2		1.11	(8)	1.11	(8)	3.87	(8)
Class 529-F:
Six months ended 4/30/2006 (7)	$52.58	$.98	$4.94	$5.92	$(1.23)	$(.69)	$(1.92)	$56.58	11.47%	$10		.47%	(8)	.44%	(8)	3.68%	(8)
Year ended 10/31/2005	50.75	1.97	2.56	4.53	(1.80)	(.90)	(2.70)	52.58	9.04	6		.63		.60		3.78
Year ended 10/31/2004	45.29	1.65	5.68	7.33	(1.70)	(.17)	(1.87)	50.75	16.47	3		.82		.82		3.44
Year ended 10/31/2003	40.73	1.64	5.36	7.00	(1.92)	(.52)	(2.44)	45.29	17.72	1		.85		.85		3.78
Period from 9/17/2002 to 10/31/2002	41.74	.14	(.89)	(.75)	(.26)	-	(.26)	40.73	(1.79)	-	(9)	.10		.10		.35
Class R-1:
Six months ended 4/30/2006 (7)	52.58	.71	4.94	5.65	(.96)	(.69)	(1.65)	56.58	10.94	50		1.46	(8)	1.43	(8)	2.68	(8)
Year ended 10/31/2005	50.75	1.54	2.56	4.10	(1.37)	(.90)	(2.27)	52.58	8.15	34		1.50		1.46		2.91
Year ended 10/31/2004	45.29	1.32	5.68	7.00	(1.37)	(.17)	(1.54)	50.75	15.69	11		1.53		1.50		2.74
Year ended 10/31/2003	40.73	1.35	5.36	6.71	(1.63)	(.52)	(2.15)	45.29	16.94	5		1.66		1.53		3.12
Period from 6/11/2002 to 10/31/2002	45.41	.52	(4.53)	(4.01)	(.67)	-	(.67)	40.73	(8.84)	-	(9)	.87		.60		1.27
Class R-2:
Six months ended 4/30/2006 (7)	52.58	.71	4.94	5.65	(.96)	(.69)	(1.65)	56.58	10.94	318		1.56	(8)	1.42	(8)	2.68	(8)
Year ended 10/31/2005	50.75	1.55	2.56	4.11	(1.38)	(.90)	(2.28)	52.58	8.18	241		1.61		1.44		2.95
Year ended 10/31/2004	45.29	1.34	5.68	7.02	(1.39)	(.17)	(1.56)	50.75	15.73	129		1.75		1.47		2.78
Year ended 10/31/2003	40.73	1.36	5.36	6.72	(1.64)	(.52)	(2.16)	45.29	16.99	57		1.85		1.49		3.11
Period from 5/31/2002 to 10/31/2002	46.10	.51	(5.16)	(4.65)	(.72)	-	(.72)	40.73	(10.10)	4		.77		.63		1.29
Class R-3:
Six months ended 4/30/2006 (7)	52.58	.83	4.94	5.77	(1.08)	(.69)	(1.77)	56.58	11.18	353		1.00	(8)	.98	(8)	3.13	(8)
Year ended 10/31/2005	50.75	1.80	2.56	4.36	(1.63)	(.90)	(2.53)	52.58	8.68	268		1.00		.98		3.41
Year ended 10/31/2004	45.29	1.53	5.68	7.21	(1.58)	(.17)	(1.75)	50.75	16.17	120		1.09		1.08		3.15
Year ended 10/31/2003	40.73	1.52	5.36	6.88	(1.80)	(.52)	(2.32)	45.29	17.42	46		1.15		1.11		3.46
Period from 6/4/2002 to 10/31/2002	45.74	.56	(4.80)	(4.24)	(.77)	-	(.77)	40.73	(9.27)	2		.62		.46		1.40
Class R-4:
Six months ended 4/30/2006 (7)	52.58	.92	4.94	5.86	(1.17)	(.69)	(1.86)	56.58	11.35	84		.68	(8)	.66	(8)	3.41	(8)
Year ended 10/31/2005	50.75	1.95	2.56	4.51	(1.78)	(.90)	(2.68)	52.58	9.01	70		.70		.68		3.71
Year ended 10/31/2004	45.29	1.70	5.68	7.38	(1.75)	(.17)	(1.92)	50.75	16.57	15		.74		.73		3.49
Year ended 10/31/2003	40.73	1.68	5.36	7.04	(1.96)	(.52)	(2.48)	45.29	17.84	6		.79		.76		3.79
Period from 5/20/2002 to 10/31/2002	45.84	.65	(4.85)	(4.20)	(.91)	-	(.91)	40.73	(9.20)	-	(9)	.76		.34		1.59
Class R-5:
Six months ended 4/30/2006 (7)	52.58	1.00	4.94	5.94	(1.25)	(.69)	(1.94)	56.58	11.51	382		.39	(8)	.36	(8)	3.75	(8)
Year ended 10/31/2005	50.75	2.11	2.56	4.67	(1.94)	(.90)	(2.84)	52.58	9.33	292		.39		.37		4.00
Year ended 10/31/2004	45.29	1.85	5.68	7.53	(1.90)	(.17)	(2.07)	50.75	16.95	194		.41		.40		3.85
Year ended 10/31/2003	40.73	1.81	5.36	7.17	(2.09)	(.52)	(2.61)	45.29	18.20	121		.44		.44		4.28
Period from 5/15/2002 to 10/31/2002	45.87	.89	(5.02)	(4.13)	(1.01)	-	(1.01)	40.73	(9.04)	75		.21		.21		2.10

	Six months ended April 30,		Year ended October 31
	2006	(7)	2005	2004	2003	2002	2001

Portfolio turnover rate for all classes of shares	14%		20%	24%	27%	36%	37%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) For the year ended October 31, 2002, net investment income was lower and net gains (losses) on securities (both realized and unrealized) were higher by approximately $0.14 per share for Class A as a result of an accounting change related to the amortization of bond premium. On an annualized basis, the impact of the accounting change on the other share classes would have been approximatelyt the same.

(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.

(6) For the year ended October 31, 2002, the ratio of net income to average net assets for Class A was lower by 0.34 percentage points as a result of an accounting change related to the amortization of bond premium. On an annualized basis, the inpact of the accounting change on the other share classes would have been approximately the same.

(7) Unaudited.
(8) Annualized.
(9) Amount less than $1 million.

See Notes to Financial Statements

Expense example	unaudited
As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005, through April 30, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11/1/2005	Ending account value 4/30/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,114.18	$2.83	.54%
Class A -- assumed 5% return	1,000.00	1,022.12	2.71	.54
Class B -- actual return	1,000.00	1,109.86	7.01	1.34
Class B -- assumed 5% return	1,000.00	1,018.15	6.71	1.34
Class C -- actual return	1,000.00	1,109.59	7.27	1.39
Class C -- assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class F -- actual return	1,000.00	1,113.82	3.14	.60
Class F -- assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 529-A -- actual return	1,000.00	1,113.73	3.25	.62
Class 529-A -- assumed 5% return	1,000.00	1,021.72	3.11	.62
Class 529-B -- actual return	1,000.00	1,109.21	7.64	1.46
Class 529-B -- assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class 529-C -- actual return	1,000.00	1,109.29	7.58	1.45
Class 529-C -- assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class 529-E -- actual return	1,000.00	1,112.01	4.92	.94
Class 529-E -- assumed 5% return	1,000.00	1,020.13	4.71	.94
Class 529-F -- actual return	1,000.00	1,114.66	2.31	.44
Class 529-F -- assumed 5% return	1,000.00	1,022.61	2.21	.44
Class R-1 -- actual return	1,000.00	1,109.36	7.48	1.43
Class R-1 -- assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class R-2 -- actual return	1,000.00	1,109.42	7.43	1.42
Class R-2 -- assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class R-3 -- actual return	1,000.00	1,111.79	5.13	.98
Class R-3 -- assumed 5% return	1,000.00	1,019.93	4.91	.98
Class R-4 -- actual return	1,000.00	1,113.54	3.46	.66
Class R-4 -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class R-5 -- actual return	1,000.00	1,115.15	1.89	.36
Class R-5 -- assumed 5% return	1,000.00	1,023.01	1.81	.36

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Capital Income Builder. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.80 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.85 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.06 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete April 30, 2006, portfolio of Capital Income Builder’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital Income Builder files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Capital Income Builder, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds® ]

The right choice for the long term®

What makes American Funds different?

For nearly 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We buy stocks and bonds of well-managed companies at reasonable prices and hold them for the long term.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

29 mutual funds, consistent philosophy, consistent results

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
> Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds         Capital Research and Management          Capital International                Capital Guardian                Capital Bank and Trust

Lit. No. MFGESR-912-0606P

Litho in USA BAG/LPT/8081-S4900

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

[logo - American Funds ®]

Capital Income Builder®
Investment portfolio

April 30, 2006		unaudited

		Market value
Common stocks — 68.57%	Shares	(000)

FINANCIALS — 20.59%
Citigroup Inc.	12,970,000	$647,852
Société Générale	4,189,400	640,512
Bank of America Corp.	11,289,460	563,570
HSBC Holdings PLC (Hong Kong)	16,100,097	274,523
HSBC Holdings PLC (United Kingdom)	14,056,302	242,727
Fannie Mae	10,170,000	514,602
Washington Mutual, Inc.	11,300,000	509,178
Banco Santander Central Hispano, SA	32,432,614	503,229
Fortis	12,225,720	458,984
BNP Paribas	3,760,000	355,550
BNP Paribas[1]	360,270	32,908
ING Groep NV	9,366,216	381,470
Freddie Mac	5,310,000	324,229
Irish Life & Permanent PLC	12,474,949	318,457
Lloyds TSB Group PLC	31,697,489	308,196
Danske Bank A/S	7,641,000	304,246
Westpac Banking Corp.	15,285,252	291,275
J.P. Morgan Chase & Co.	6,125,000	277,953
iStar Financial, Inc.[2]	7,065,500	270,326
Cathay Financial Holding Co., Ltd.	106,506,000	238,713
Archstone-Smith Trust	4,815,000	235,357
Bank of Nova Scotia	5,647,200	234,623
Sun Hung Kai Properties Ltd.	19,622,000	224,231
Wells Fargo & Co.	3,035,000	208,474
St. George Bank Ltd.	8,779,601	205,630
UBS AG	1,508,310	178,736
Royal Bank of Canada	4,180,000	178,594
DnB NOR ASA	12,870,000	178,561
Banco Itaú Holding Financeira SA, preferred nominative	5,480,000	173,067
UniCredito Italiano SpA	22,480,000	169,520
Equity Residential	3,750,500	168,285
Hongkong Land Holdings Ltd.	42,613,000	167,043
Regions Financial Corp.	4,426,700	161,619
Commerzbank U.S. Finance, Inc.	3,750,000	155,524
Hang Lung Properties Ltd.	71,649,100	144,163
Developers Diversified Realty Corp.	2,670,000	142,044
Arthur J. Gallagher & Co.[2]	5,069,200	139,099
CapitaMall Trust Management Ltd.[2]	89,446,470	135,216
AMB Property Corp.	2,675,000	133,723
Swire Pacific Ltd., Class A	12,950,000	132,453
U.S. Bancorp	4,150,000	130,476
Chinatrust Financial Holding Co., Ltd.	147,462,285	121,109
Westfield Group	9,026,447	116,019
Banco Bilbao Vizcaya Argentaria, SA	5,000,000	110,532
Marsh & McLennan Companies, Inc.	3,600,000	110,412
Credit Suisse Group	1,666,000	104,620
Ascendas Real Estate Investment Trust[2]	72,142,600	104,038
Weingarten Realty Investors	2,634,750	103,835
Health Care Property Investors, Inc.	3,670,000	100,631
Wing Lung Bank Ltd.	9,475,000	90,067
ProLogis	1,750,000	87,885
United Overseas Bank Ltd.	7,465,000	76,964
Equity Office Properties Trust	2,350,000	75,905
Wharf (Holdings) Ltd.	18,420,000	73,887
Bank of New York Co., Inc.	2,040,000	71,706
KeyCorp	1,860,000	71,089
ABN AMRO Holding NV	2,350,000	70,285
Suntec Real Estate Investment Trust[2]	84,044,000	68,043
CapitaCommercial Trust Management Ltd.[2]	58,257,000	67,064
Boston Properties, Inc.	750,000	66,203
United Bankshares, Inc.	1,775,000	64,752
KBC Groupe SA	525,000	60,946
FirstMerit Corp.	2,444,493	60,110
Kimco Realty Corp.	1,500,000	55,695
Fidelity National Financial, Inc.	1,300,000	54,574
Macquarie International Infrastructure Fund Ltd.[2]	83,170,000	49,975
St. Paul Travelers Companies, Inc.	1,075,000	47,332
Fortune Real Estate Investment Trust[2]	52,262,500	42,804
SunTrust Banks, Inc.	550,000	42,532
XL Capital Ltd., Class A	642,800	42,354
Comerica Inc.	700,000	39,809
Mercantile Bankshares Corp.	975,000	36,641
Hospitality Properties Trust	800,000	34,480
Mapletree Logistics Trust[2]	52,731,000	34,353
Lincoln National Corp.	541,500	31,450
Shanghai Forte Land Co., Ltd., Class H	57,180,000	27,841
Public Financial Holdings Ltd.	26,009,000	21,805
AmSouth Bancorporation	750,000	21,705
Mercury General Corp.	400,000	21,348
Allco Commercial REIT[1,2]	31,850,000	17,627
Colonial Properties Trust	244,200	12,024
		13,565,389

UTILITIES — 10.26%
E.ON AG	10,129,700	1,234,498
Exelon Corp.	12,010,000	648,540
Veolia Environnement	10,546,100	630,572
National Grid PLC	58,777,551	616,488
Scottish Power PLC	35,501,000	362,647
Electricité de France SA1	5,381,000	314,879
Gas Natural SDG, SA	10,120,000	308,936
FirstEnergy Corp.	5,010,500	254,082
PPL Corp.	8,650,000	251,196
Dominion Resources, Inc.	3,019,490	226,069
Southern Co.	6,000,000	193,380
Hongkong Electric Holdings Ltd.	35,750,000	176,140
Public Service Enterprise Group Inc.	2,386,300	149,621
Edison International	3,000,000	121,230
Cheung Kong Infrastructure Holdings Ltd.	36,022,000	117,546
Xcel Energy Inc.	6,016,000	113,341
DTE Energy Co.	2,750,000	112,145
Ameren Corp.	2,076,020	104,569
Northeast Utilities	4,645,000	93,597
Energy East Corp.	3,612,100	87,268
FPL Group, Inc.	2,000,000	79,200
Duke Energy Corp.	2,677,640	77,973
Consolidated Edison, Inc.	1,650,000	71,148
Equitable Resources, Inc.	1,780,000	63,208
KeySpan Corp.	1,390,000	56,128
Entergy Corp.	752,500	52,630
Progress Energy, Inc.	1,200,000	51,360
Scottish and Southern Energy PLC	2,400,000	49,207
NiSource Inc.	2,289,307	48,327
Pinnacle West Capital Corp.	738,200	29,602
American Electric Power Co., Inc.	684,600	22,907
United Utilities PLC	1,666,666	20,382
Hong Kong and China Gas Co. Ltd.	7,800,000	18,612
		6,757,428

TELECOMMUNICATION SERVICES — 6.91%
BellSouth Corp.	28,303,000	956,075
AT&T Inc.	35,419,452	928,344
Koninklijke KPN NV	58,237,900	684,521
Verizon Communications Inc.	15,055,708	497,290
Chunghwa Telecom Co., Ltd. (ADR)	14,767,600	304,213
Chunghwa Telecom Co., Ltd.	78,348,000	150,551
BT Group PLC	50,600,000	202,189
Telecom Corp. of New Zealand Ltd.	39,363,919	143,611
Telekomunikacja Polska SA	16,134,800	118,387
KT Corp. (ADR)	4,500,000	104,715
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	111,427,500	95,916
Telefónica, SA	5,854,480	93,869
Deutsche Telekom AG	5,000,000	90,395
Belgacom SA	2,030,800	66,507
Advanced Info Service PCL	27,980,000	66,015
Vodafone Group PLC	20,000,000	47,203
		4,549,801

CONSUMER STAPLES — 5.99%
Altria Group, Inc.	13,275,500	971,236
UST Inc.[2]	8,178,000	359,260
Nestlé SA	1,150,000	350,655
H.J. Heinz Co.	8,145,000	338,099
Reynolds American Inc.	2,690,000	294,958
Diageo PLC	13,720,000	226,293
Altadis, SA	4,654,995	221,090
Foster’s Group Ltd.	47,374,500	211,484
Gallaher Group PLC	11,980,292	190,175
ConAgra Foods, Inc.	8,052,300	182,626
Imperial Tobacco Group PLC	5,790,000	179,811
Sara Lee Corp.	7,200,000	128,664
Coca-Cola Co.	2,625,000	110,145
Unilever NV	1,093,600	79,043
Unilever PLC	4,500,000	47,772
Lion Nathan Ltd.	4,431,066	27,989
Wolverhampton & Dudley Breweries, PLC	1,066,255	25,262
		3,944,562

INDUSTRIALS — 5.47%
General Electric Co.	16,500,000	570,735
Siemens AG	3,525,000	333,773
Macquarie Infrastructure Group	96,546,215	261,673
Sandvik AB	3,375,000	219,859
Macquarie Airports[2]	83,924,126	208,986
GS Engineering & Construction Co. Ltd.[2]	2,550,000	185,022
Singapore Technologies Engineering Ltd.	74,720,000	147,455
Abertis Infraestructuras SA	5,262,100	138,980
Koninklijke BAM Groep NV	1,220,139	131,167
SembCorp Marine Ltd.	67,499,000	130,643
Emerson Electric Co.	1,470,000	124,877
BRISA-Auto-Estradas de Portugal, SA	10,629,813	111,924
Uponor Oyj	3,480,000	106,806
Geberit AG	88,850	103,640
Hubbell Inc., Class B	1,910,000	98,652
Waste Management, Inc.	2,600,000	97,396
Stagecoach Group PLC	46,814,168	92,571
Transport International Holdings Ltd.	15,914,000	88,568
ComfortDelGro Corp. Ltd.	67,824,451	69,069
Leighton Holdings Ltd.	5,347,000	67,874
Qantas Airways Ltd.	21,995,047	57,777
Spirax-Sarco Engineering PLC	3,336,391	56,701
SMRT Corp. Ltd.	73,763,000	52,722
Seco Tools AB, Class B	505,000	37,087
Singapore Post Private Ltd.	44,060,000	31,491
Transurban Group	6,256,552	31,350
Fong’s Industries Co. Ltd.[2]	36,590,000	28,080
Hong Kong Aircraft Engineering Co. Ltd.	1,232,400	11,993
Macquarie Infrastructure Company Trust	339,100	9,902
		3,606,773

ENERGY — 5.30%
Royal Dutch Shell PLC, Class A (ADR)	6,828,000	465,192
Royal Dutch Shell PLC, Class B	6,997,187	250,074
Royal Dutch Shell PLC, Class B (ADR)	1,866,228	133,267
Husky Energy Inc.	8,065,000	473,946
ENI SpA	12,272,000	375,250
Norsk Hydro ASA	2,294,000	353,267
Chevron Corp.	4,980,000	303,879
Repsol YPF, SA	8,019,000	239,736
SBM Offshore NV2	2,083,797	223,749
ConocoPhillips	3,137,600	209,905
TOTAL SA (ADR)	1,100,000	151,822
TOTAL SA	173,500	48,014
Enbridge Inc.	3,531,116	104,543
Marathon Oil Corp.	1,250,000	99,200
Kinder Morgan, Inc.	691,100	60,831
		3,492,675

MATERIALS — 3.05%
POSCO	825,000	$ 230,163
Dow Chemical Co.	4,250,000	172,592
UPM-Kymmene Corp.	6,600,000	154,984
Gujarat Ambuja Cements Ltd.	56,000,000	145,118
Akzo Nobel NV	2,135,000	123,020
Fletcher Building Ltd.	21,176,596	122,697
Taiwan Fertilizer Co., Ltd.[2]	63,700,000	117,412
Norske Skogindustrier ASA, Class A	6,582,142	101,469
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,673,000	92,149
Lyondell Chemical Co.	3,600,000	86,760
Stora Enso Oyj, Class R	5,000,000	78,401
Packaging Corp. of America	3,240,000	72,835
Worthington Industries, Inc.	3,639,800	71,886
PaperlinX Ltd.[2]	25,247,000	64,211
RPM International, Inc.	3,025,000	55,660
AngloGold Ashanti Ltd.	987,000	53,538
Siam City Cement PCL	6,975,300	50,209
Cía. Vale do Rio Doce, ordinary nominative (ADR)	800,000	41,216
LG Petrochemical Co., Ltd.	1,843,750	40,583
Boral Ltd.	4,864,235	35,194
M-real Oyj, Class B	4,996,500	32,550
Compass Minerals International, Inc.	1,100,000	28,963
Temple-Inland Inc.	472,860	21,960
Hung Hing Printing Group Ltd.	29,024,000	18,624
		2,012,194

CONSUMER DISCRETIONARY — 2.97%
DSG International PLC	54,809,561	183,549
Mediaset SpA	14,140,000	179,053
Kingfisher PLC	37,845,000	155,360
General Motors Corp.	6,550,000	149,864
Esprit Holdings Ltd.	16,129,500	128,775
Kesa Electricals PLC	21,750,000	125,657
Shangri-La Asia Ltd.	60,472,000	107,245
Rank Group PLC	20,200,000	83,937
Harrah’s Entertainment, Inc.	1,025,000	83,681
Macquarie Communications Infrastructure Group	19,670,312	82,135
Clear Channel Communications, Inc.	2,631,700	75,082
KangwonLand Inc.	3,351,280	68,967
Hyundai Motor Co., nonvoting preferred, Series 2	1,045,870	61,907
Publishing & Broadcasting Ltd.	4,377,649	61,717
Intercontinental Hotels Group PLC	3,284,906	57,892
SanomaWSOY OYJ	2,250,000	57,665
Schibsted ASA	1,907,400	56,023
Hyatt Regency SA	3,949,380	55,844
Greene King PLC	3,927,110	52,032
ServiceMaster Co.	2,729,200	32,859
Ekornes ASA	1,455,425	32,297
Hilton Group PLC	4,200,000	32,111
Fisher & Paykel Appliances Holdings Ltd.	10,600,000	31,248
		1,954,900

HEALTH CARE — 2.31%
Merck & Co., Inc.	14,200,000	$ 488,764
Bristol-Myers Squibb Co.	17,100,000	433,998
Pfizer Inc	6,000,000	151,980
Sonic Healthcare Ltd.	12,903,369	146,747
AstraZeneca PLC (ADR) (United Kingdom)	2,000,000	110,260
Cochlear Ltd.	2,480,600	99,437
Fisher & Paykel Healthcare Corp. Ltd.[2]	33,061,000	88,831
		1,520,017

INFORMATION TECHNOLOGY — 1.11%
Microsoft Corp.	13,185,000	318,418
Delta Electronics, Inc.	65,742,382	204,846
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,910,396	124,821
Taiwan Semiconductor Manufacturing Co. Ltd.	23,704,736	50,603
Rotork PLC	2,400,000	33,877
		732,565

MISCELLANEOUS — 4.61%
Other common stocks in initial period of acquisition		3,038,358

Total common stocks (cost: $33,753,011,000)		45,174,662

Preferred stocks — 0.17%

FINANCIALS — 0.17%
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[3,4]	22,500,000	25,274
Public Storage, Inc., Series F, 6.45% preferred	1,000,000	22,390
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[3,4]	14,520,000	13,604
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[3,4]	11,696,000	12,045
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred[2]	400,000	9,924
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[3,4]	4,000,000	4,548
HSBC Holdings PLC 4.61%[3,4]	3,000,000	2,743
RBS Capital Trust IV 5.779% noncumulative trust preferred[4]	7,000,000	7,072
ING Capital Funding Trust III 8.439% noncumulative preferred[4]	5,835,000	6,456
Deutsche Bank Capital Funding Trust I, 7.872%[3,4]	3,950,000	4,184

Total preferred stocks (cost: $113,254,000)		108,240

	Shares or
Convertible securities — 0.66%	principal amount

FINANCIALS — 0.28%
Fannie Mae 5.375% convertible preferred	965	92,037
UnumProvident Corp. 8.25% ACES convertible 2006	1,000,000 units	38,680
CapitalSource Inc. 3.50% convertible debentures 2034	$33,000,000	32,876
Chubb Corp. 7.00% convertible preferred 2006	600,000 units	21,702
		185,295

UTILITIES — 0.12%
PG&E Corp. 9.50% convertible notes 2010	$28,000,000	81,760

HEALTH CARE — 0.08%
Schering-Plough Corp. 6.00% convertible preferred 2007	1,000,000	$ 51,180

MATERIALS — 0.07%
Freeport-McMoRan Copper & Gold Inc., 5.50% convertible preferred	35,000	48,737

CONSUMER STAPLES — 0.05%
Albertson’s, Inc. 7.25% convertible preferred 2007	1,200,000 units	29,640

CONSUMER DISCRETIONARY — 0.04%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	473,600	13,214
General Motors Corp., Series B, 5.25% convertible debentures 2032	$17,500,000	11,627
		24,841

INDUSTRIALS — 0.02%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031[3]	100,000	11,005

Total convertible securities (cost: $390,325,000)		432,458

	Principal amount
Bonds & notes — 20.22%	(000)

MORTGAGE-BACKED OBLIGATIONS[5]— 6.03%
Fannie Mae 4.89% 2012	$25,000	24,168
Fannie Mae 4.00% 2015	68,220	64,074
Fannie Mae 11.00% 2015	654	734
Fannie Mae 6.00% 2016	1,028	1,041
Fannie Mae 7.00% 2016	125	127
Fannie Mae 11.00% 2016	349	393
Fannie Mae 5.00% 2017	236	231
Fannie Mae 6.00% 2017	12,728	12,893
Fannie Mae 6.00% 2017	3,195	3,236
Fannie Mae 6.00% 2017	1,821	1,844
Fannie Mae 6.00% 2017	1,582	1,602
Fannie Mae 6.00% 2017	591	598
Fannie Mae 6.00% 2017	329	334
Fannie Mae 5.00% 2018	39,507	38,584
Fannie Mae 5.00% 2018	2,471	2,413
Fannie Mae 11.00% 2018	683	775
Fannie Mae 5.50% 2019	33,235	33,041
Fannie Mae 11.00% 2020	298	329
Fannie Mae 10.50% 2022	616	680
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	522	540
Fannie Mae 7.50% 2029	105	109
Fannie Mae 7.00% 2030	393	406
Fannie Mae 7.00% 2031	356	366
Fannie Mae 7.50% 2031	371	386
Fannie Mae 7.50% 2031	75	78
Fannie Mae 7.00% 2032	529	544
Fannie Mae 3.761% 2033[4]	15,398	15,033
Fannie Mae 4.043% 2033[4]	3,122	3,080
Fannie Mae 4.183% 2033[4]	3,468	3,416
Fannie Mae 6.00% 2033	310	309
Fannie Mae 5.50% 2034	24,034	23,359
Fannie Mae 5.50% 2034	22,902	22,280
Fannie Mae 5.50% 2034	12,058	11,720
Fannie Mae 6.00% 2034	56,785	56,608
Fannie Mae 6.00% 2034	41,655	41,512
Fannie Mae 6.00% 2034	9,060	9,029
Fannie Mae 6.00% 2034	6,789	6,761
Fannie Mae 6.00% 2034	3,928	3,912
Fannie Mae 6.00% 2034	3,429	3,417
Fannie Mae 6.00% 2034	3,154	3,143
Fannie Mae 6.00% 2034	3,050	3,040
Fannie Mae 6.00% 2034	3,030	3,020
Fannie Mae 6.00% 2034	2,973	2,961
Fannie Mae 6.00% 2034	2,533	2,524
Fannie Mae 6.00% 2034	2,375	2,366
Fannie Mae 6.00% 2034	2,214	2,205
Fannie Mae 6.00% 2034	2,182	2,175
Fannie Mae 6.00% 2034	2,006	2,000
Fannie Mae 6.00% 2034	1,079	1,076
Fannie Mae 6.00% 2034	835	833
Fannie Mae 6.00% 2034	168	168
Fannie Mae 6.00% 2034	73	73
Fannie Mae 4.50% 2035[4]	11,320	11,049
Fannie Mae 5.00% 2035	13,716	12,975
Fannie Mae 5.00% 2035	6,101	5,773
Fannie Mae 5.50% 2035	140,530	136,582
Fannie Mae 5.50% 2035	16,777	16,305
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	15,000	14,687
Fannie Mae 5.50% 2035	11,637	11,311
Fannie Mae 5.50% 2035	10,930	10,623
Fannie Mae 6.00% 2035	111,931	111,545
Fannie Mae 5.50% 2036	130,360	126,617
Fannie Mae 6.00% 2036	69,311	68,997
Fannie Mae 6.50% 2036	18,167	18,471
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037	974	970
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	620	638
Freddie Mac 4.00% 2015	80,070	74,853
Freddie Mac 6.00% 2017	574	581
Freddie Mac 4.50% 2018	6,774	6,458
Freddie Mac 5.00% 2018	13,557	13,217
Freddie Mac 6.00% 2021	45,000	45,497
Freddie Mac 6.50% 2032	5,823	5,936
Freddie Mac 7.50% 2032	2,814	2,930
Freddie Mac 4.65% 2035[4]	27,811	27,125
Freddie Mac 4.791% 2035[4]	29,565	28,951
Freddie Mac, Series 3061, Class PN, 5.50% 2035	29,144	28,773
Freddie Mac 4.50% 2036	51,000	46,797
Freddie Mac 4.50% 2036	5,700	5,215
Freddie Mac 6.00% 2036	105,895	105,539
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	27,084	19,262
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 7-A-1, 5.00% 2020	8,433	8,111
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2020	8,286	8,221
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 4.722% 2035[4]	49,613	49,613
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	78,314	77,403
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	39,945	39,279
Countrywide Alternative Loan Trust, Series 2005-23CB, Class A-15, 5.50% 2035	32,274	31,511
Countrywide Alternative Loan Trust, Series 2005-13CB, Class A-3, 5.50% 2035	18,999	18,660
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	17,908	17,718
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	8,641	8,541
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	3,000	2,971
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	6,511	6,350
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	38,807	38,320
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	28,329	28,451
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	2,724	2,689
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	16,201	15,988
Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1-A-11, 5.50% 2036	2,872	2,674
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	24,170	24,287
CS First Boston Mortgage Securities Corp., Series 2004-HC1, Class A-1, 5.301% 2021[3,4]	16,844	16,844
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	3,505	3,523
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	1,659	1,661
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,911	1,926
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	4,846	4,908
CS First Boston Mortgage Securities Corp., Series 2004-AR8, Class 2-A-1, 4.624% 2034[4]	9,783	9,588
CS First Boston Mortgage Securities Corp., Series 2003-AR30, Class II-A-1, 4.676% 2034[4]	22,958	22,552
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.676% 2034[4]	9,777	9,587
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	9,115	9,210
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,790	2,909
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	7,962	7,887
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	48,000	49,449
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class G, 7.165% 2035[3]	1,435	1,532
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, 4.485% 2036	5,161	5,021
CS First Boston Mortgage Securities Corp., Series 2006-3, Class 1-A-4A, 5.896% 2036	10,000	9,877
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	44,320	43,730
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	11,000	10,450
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-1, 3.466% 2039	11,150	10,857
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.681% 2039	18,000	17,898
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	37,500	36,407
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040	6,550	6,779
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	7,268	7,025
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	66,933	65,805
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	17,155	16,916
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	1,470	1,434
Residential Accredit Loans, Inc., Series 2005-QS13, Class I-A-5, 5.50% 2035	15,906	15,522
Residential Accredit Loans, Inc., Series 2005-QS12, Class A-7, 5.50% 2035	13,738	13,593
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	13,698	12,779
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	7,303	6,950
Residential Accredit Loans, Inc., Series 2005-QS14, Class 2-A-1, 6.00% 2035	11,695	11,554
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	6,741	6,701
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 6.00% 2036[4]	80,000	79,875
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 6.001% 2036[4]	37,250	37,168
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.862% 2033[4]	10,194	10,051
CHL Mortgage Pass-Through Trust, Series 2004-7, Class 3-A-1, 4.061% 2034[4]	7,266	7,006
CHL Mortgage Pass-Through Trust, Series 2004-12, Class 12-A-1, 4.767% 2034[4]	5,288	5,186
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.153% 2034[4]	4,971	4,924
CHL Mortgage Pass-Through Trust, Series 2005-12, Class 2-A-5, 5.50% 2035	13,387	13,058
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.715% 2035[4]	72,412	71,881
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.698% 2034[4]	27,613	26,345
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	7,156	7,064
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	27,138	26,931
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 6.119% 2036[4]	43,142	43,271
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.039% 2035[4]	14,023	14,012
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[4]	78,360	78,360
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.981% 2033[4]	5,532	5,389
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.386% 2034[4]	8,170	7,971
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.98% 2034[4]	10,429	10,238
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 5.146% 2034[4]	13,580	13,424
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[4]	50,000	48,033
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class A-1, 6.80% 2031	5,525	5,580
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	55,330	53,601
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	26,000	24,873
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.892% 2036[4]	78,198	77,721
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[3]	32,500	32,131
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[3]	33,000	32,794
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	11,228	11,122
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[4]	5,165	5,045
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[4]	4,553	4,438
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.342% 2033[4]	3,956	3,870
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.576% 2034[4]	5,349	5,221
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.219% 2045[4]	33,737	33,837
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	26,000	25,145
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[3]	13,620	13,096
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[3]	20,000	19,468
GMAC Commercial Mortgage Securities, Inc., Series 1998-C1, Class D, 6.974% 2030	15,595	15,961
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-1, 6.25% 2034	10,671	10,868
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	25,000	25,885
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-2, 6.70% 2034	4,614	4,832
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.219% 2035[4]	37,738	37,786
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	15,514	15,373
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,787	1,793
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.233% 2036[4]	49,220	49,525
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.854% 2035[4]	48,522	48,421
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	8,445	8,563
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	22,230	23,154
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	13,250	13,606
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	40,516	39,994
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	4,331	4,296
Government National Mortgage Assn. 4.00% 2035[4]	27,175	26,569
Government National Mortgage Assn. 4.00% 2035[4]	8,574	8,357
Government National Mortgage Assn. 4.00% 2035[4]	8,330	8,119
J.P. Morgan Mortgage Trust, Series 2005-A4, Class 3-A-1, 5.192% 2035[4]	41,601	40,832
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	1,041	1,034
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	2,231	2,202
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	9,666	9,436
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	4,967	4,786
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	10,332	10,215
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	11,939	11,959
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-2, 5.676% 2035	9,349	9,386
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	22,492	22,684
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1, 3.812% 2041	3,347	3,308
Banc of America Commercial Mortgage Inc., Series 2002-2, Class A-1, 3.366% 2043	4,172	4,120
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3]	22,000	21,799
SBA CMBS Trust, Series 2005-1, Class C, 5.731% 2035[3]	17,320	17,238
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[3]	35,315	34,339
Citigroup Mortgage Loan Trust Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[4]	30,931	30,448
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A-2, 6.36% 2034	28,625	29,664
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[3]	7,750	8,336
Meristar Commercial Mortgage Trust, Series 1999-C1, Class C, 8.29% 2016[3]	13,900	15,258
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.52% 2027[3,4]	2,096	2,119
Structured Asset Securities Corp., Series 2005-6, Class 5-A-4, 5.00% 2035	14,518	13,285
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	7,477	7,199
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	20,820	20,675
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	20,000	19,748
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class F, 7.087% 2035[3,4]	2,000	2,123
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	17,814	17,151
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.375% 2042[4]	19,500	19,138
Banc of America Funding Corp., Series 2005-H, Class 9-A-1, 5.971% 2035[4]	17,575	17,592
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	9,268	9,603
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	6,759	7,171
Residential Asset Mortgage Products Trust, Series 2003-RZ3, Class A-6, 3.40% 2033	2,000	1,853
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	9,000	8,442
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class M-I-1, 5.186% 2034	6,000	5,882
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-1, 5.02% 2035	4,148	4,140
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	12,131	11,632
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	15,000	14,320
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	13,849	13,668
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-1, 4.482% 2006	1,567	1,564
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008	7,005	7,121
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	3,923	3,959
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.109% 2035[4]	10,000	9,577
Wells Fargo Mortgage-backed Securities Trust, Series 2006-2, Class 1-A-5, principal only, 0% 2036	3,756	2,761
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	11,255	11,151
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033	10,759	10,823
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 2015[3]	10,000	10,746
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.94% 2035[4]	10,697	10,513
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	9,765	9,980
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[4]	6,859	6,749
Banc of America Mortgage Securities Trust, Series 2004-B, Class 1-A-1, 3.427% 2034[4]	2,922	2,877
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[3]	6,918	7,101
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	5,000	4,670
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class G, 7.438% 2034[3,4]	2,000	2,098
		3,970,590

FINANCIALS — 3.46%
AIG SunAmerica Global Financing VII 5.85% 2008[3]	7,500	7,576
American International Group, Inc. 4.70% 2010[3]	5,000	4,842
American International Group, Inc. 5.05% 2015[3]	3,000	2,830
ASIF Global Financing XIX 4.90% 2013[3]	4,000	3,841
ASIF Global Financing XXIII 3.90% 2008[3]	13,605	13,150
International Lease Finance Corp. 4.35% 2008	28,500	27,772
International Lease Finance Corp. 4.50% 2008	5,000	4,917
International Lease Finance Corp. 5.00% 2010	6,560	6,421
International Lease Finance Corp. 5.00% 2012	10,000	9,581
International Lease Finance Corp. 6.375% 2009	15,000	15,358
International Lease Finance Corp., Series P, 3.125% 2007	5,000	4,887
International Lease Finance Corp., Series Q, 5.45% 2011	35,000	34,622
ILFC E-Capital Trust I 5.90% 2065[3,4]	6,000	5,858
ILFC E-Capital Trust II 6.25% 2065[3,4]	17,000	16,306
USA Education, Inc. 5.625% 2007	40,000	40,096
SLM Corp., Series A, 3.625% 2008	10,000	9,681
SLM Corp., Series A, 4.00% 2009	10,000	9,620
SLM Corp., Series A, 5.19% 2009[4]	10,000	9,776
SLM Corp., Series A, 5.24% 2009[4]	20,000	20,025
SLM Corp., Series A, 4.50% 2010	51,000	48,919
SLM Corp., Series A, 5.375% 2014	10,000	9,639
Washington Mutual, Inc. 7.50% 2006	26,500	26,670
Washington Mutual, Inc. 5.625% 2007	7,000	7,010
Washington Mutual, Inc. 4.20% 2010	10,000	9,543
Washington Mutual, Inc. 5.32% 2012[4]	10,000	10,037
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[3,4]	59,700	58,243
Bank of America Corp. 3.875% 2008	4,400	4,302
Bank of America Corp. 4.50% 2010	18,000	17,390
Bank of America Corp. 4.875% 2012	2,000	1,925
Bank of America Corp. 5.25% 2007	20,000	20,003
BankAmerica Corp. 5.875% 2009	7,500	7,609
BankAmerica Corp. 7.125% 2006	1,000	1,000
BankAmerica Corp. 7.125% 2011	1,750	1,876
BankBoston NA 7.00% 2007	7,500	7,650
MBNA America Bank, National Assn. 5.375% 2008	15,500	15,524
MBNA Corp. 5.625% 2007	26,000	26,142
Prudential Financial, Inc. 4.104% 2006	15,000	14,914
Prudential Insurance Co. of America 6.375% 2006[3]	35,445	35,532
PRICOA Global Funding I 4.923% 2007[3,4]	2,000	2,002
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[3]	4,500	4,334
Prudential Funding, LLC, Series B, 6.60% 2008[3]	12,412	12,698
Prudential Financial, Inc., Series D, 5.50% 2016	3,000	2,914
Prudential Holdings, LLC, Series C, 8.695% 2023[3,5]	15,000	17,963
Household Finance Corp. 5.75% 2007	11,000	11,042
Household Finance Corp. 4.125% 2008	6,000	5,827
Household Finance Corp. 6.40% 2008	60,000	61,239
HSBC Bank USA 4.625% 2014[3]	6,000	5,548
HSBC Finance Corp. 5.00% 2015	4,535	4,239
EOP Operating LP 7.75% 2007	45,000	46,451
EOP Operating LP 6.75% 2008	9,195	9,367
Spieker Properties, LP 6.75% 2008	3,500	3,560
Spieker Properties, LP 7.125% 2009	2,000	2,092
EOP Operating LP 4.65% 2010	19,500	18,712
EOP Operating LP 7.00% 2011	4,000	4,212
CIT Group Inc. 3.65% 2007	11,000	10,732
CIT Group Inc. 3.375% 2009	5,000	4,729
CIT Group Inc. 6.875% 2009	16,000	16,666
CIT Group Inc. 4.25% 2010	10,000	9,576
CIT Group Inc. 5.20% 2010	20,000	19,707
CIT Group Inc. 5.60% 2011	15,000	14,990
Allstate Corp. 5.375% 2006	20,000	19,999
Allstate Financial Global Funding LLC 5.25% 2007[3]	15,000	14,992
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009	15,000	14,650
Allstate Financing II 7.83% 2045	18,537	19,433
Bank One, National Assn. 5.50% 2007	20,000	20,016
J.P. Morgan Chase & Co. 3.50% 2009	10,000	9,520
J.P. Morgan Chase & Co. 4.50% 2010	20,000	19,183
J.P. Morgan Chase & Co. 4.891% 2015	20,000	19,380
Monumental Global Funding Trust II, Series 2003-F, 3.45% 2007[3]	10,000	9,716
Monumental Global Funding II, Series 2004-E, 5.05% 2007[3,4]	2,000	2,002
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007[3]	42,000	41,982
Monumental Global Funding II, Series 2006-A, 5.083% 2009[3,4]	2,000	2,002
Developers Diversified Realty Corp. 3.875% 2009	15,000	14,302
Developers Diversified Realty Corp. 4.625% 2010	19,750	18,907
Developers Diversified Realty Corp. 5.00% 2010	22,500	21,845
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	19,500	19,067
United Dominion Realty Trust, Inc. 6.50% 2009	28,925	29,951
iStar Financial, Inc., Series B, 4.875% 2009[2]	2,000	1,959
iStar Financial, Inc. 5.375% 2010[2]	25,675	25,239
iStar Financial, Inc., Series B, 5.125% 2011[2]	10,000	9,647
iStar Financial, Inc. 5.80% 2011	7,600	7,546
Wells Fargo & Co. 5.125% 2007	27,500	27,485
Wells Fargo & Co. 4.125% 2008	15,000	14,696
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[3]	38,500	36,550
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[3]	5,000	4,713
Capital One Financial Corp. 7.125% 2008	5,750	5,930
Capital One Bank 5.75% 2010	3,000	3,022
Capital One Financial Corp. 6.25% 2013	5,000	5,100
Capital One Bank 6.50% 2013	13,477	13,980
Capital One Financial Corp. 5.50% 2015	12,000	11,548
CNA Financial Corp. 6.75% 2006	2,500	2,517
CNA Financial Corp. 6.60% 2008	4,000	4,096
CNA Financial Corp. 5.85% 2014	33,000	31,574
UniCredito Italiano 4.85% 2007[4]	5,000	5,000
UniCredito Italiano Capital Trust II 9.20% (undated)[3]	28,000	31,598
XL Capital Ltd. 5.25% 2014	10,000	9,346
Mangrove Bay Pass Through Trust 6.102% 2033[3,4]	24,070	23,158
Twin Reefs Asset Trust (XLFA), Series B, 5.849% (undated)[3,4]	4,000	4,000
Lazard Group LLC 7.125% 2015	35,000	35,888
American Express Credit Corp. 3.00% 2008	10,000	9,560
American Express Co. 4.75% 2009	15,000	14,773
American Express Credit Corp., Series B, 5.00% 2010	9,000	8,847
ING Security Life Institutional Funding 2.70% 2007[3]	15,000	14,653
ING Security Life Institutional Funding 5.258% 2010[3,4]	4,000	4,008
ING Groep NV 5.775% (undated)[4]	14,650	14,057
Commercial Credit Co. 6.625% 2006	1,975	1,990
Citigroup Inc. 4.125% 2010	11,000	10,525
Citigroup Inc. 4.625% 2010	10,000	9,690
Citigroup Inc. 5.125% 2014	10,000	9,624
Resona Bank, Ltd. 5.85% (undated)[3,4]	31,554	30,192
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686% noncumulative preferred (undated)[3,4]	30,000	29,121
Sumitomo Mitsui Banking Corp. 5.625% (undated)[3,4]	30,000	28,709
Plum Creek Timberlands, LP 5.875% 2015	29,500	28,621
Hospitality Properties Trust 7.00% 2008	5,500	5,616
Hospitality Properties Trust 6.75% 2013	18,925	19,548
Hospitality Properties Trust 5.125% 2015	3,000	2,764
Nationwide Life Insurance Co. 5.35% 2007[3]	27,500	27,507
Price REIT, Inc. 7.50% 2006	4,900	4,955
Kimco Realty Corp., Series C, 3.95% 2008	5,000	4,859
Kimco Realty Corp. 6.00% 2012	2,000	2,026
Kimco Realty Corp., Series C, 5.783% 2016	15,450	15,159
Liberty Mutual Group Inc. 5.75% 2014[3]	20,000	18,985
Liberty Mutual Group Inc. 6.50% 2035[3]	8,000	7,193
PNC Funding Corp. 5.75% 2006	7,500	7,507
PNC Funding Corp. 4.20% 2008	10,000	9,791
PNC Funding Corp. 5.125% 2010	9,000	8,856
ProLogis 5.25% 2010[3]	22,000	21,589
ProLogis 5.50% 2013	4,350	4,270
HBOS PLC, Series B, 5.92% (undated)[3,4]	26,500	25,246
Willis North America Inc. 5.125% 2010	20,950	20,453
Willis North America Inc. 5.625% 2015	3,000	2,875
ERP Operating LP 4.75% 2009	6,360	6,231
ERP Operating LP 6.95% 2011	8,200	8,642
ERP Operating LP 6.625% 2012	8,000	8,375
Signet Bank 7.80% 2006	7,760	7,832
Wachovia Capital Trust III 5.80% (undated)	15,000	14,721
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred (undated)[4]	22,500	22,236
Metropolitan Life Global Funding I, Series 2004-10, 3.375% 2007[3]	20,000	19,414
MetLife, Inc. 5.00% 2015	2,500	2,347
Marsh & McLennan Companies, Inc. 5.75% 2015	22,500	21,594
Bank of Ireland 6.107% (undated)[3,4]	21,500	20,561
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred (undated)[3,4]	20,000	19,730
Simon Property Group, LP 6.375% 2007	5,000	5,068
Simon Property Group, LP 5.375% 2008	2,000	1,995
Simon Property Group, LP 3.75% 2009	3,000	2,872
Simon Property Group, LP 4.875% 2010	5,000	4,864
Simon Property Group, LP 4.875% 2010	2,500	2,432
Simon Property Group, Inc. 5.375% 2011[3]	2,000	1,971
Rouse Co. 3.625% 2009	5,000	4,665
Rouse Co. 7.20% 2012	9,446	9,737
Rouse Co. 5.375% 2013	4,000	3,695
Genworth Financial, Inc. 4.75% 2009	13,795	13,526
Genworth Global Funding Trust, Series 2005-A, 5.07% 2010[4]	3,000	3,009
ACE Capital Trust II 9.70% 2030	12,210	15,751
Berkshire Hathaway Finance Corp. 4.75% 2012	15,000	14,416
Principal Life Global Funding I 4.40% 2010[3]	10,000	9,521
Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010	4,000	3,943
Banco Santander Central Hispano, SA 7.625% 2010	10,000	10,790
Abbey National PLC 6.70% (undated)[4]	2,412	2,461
Brandywine Operating Partnership, LP 5.75% 2012	13,000	12,856
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	13,000	12,723
Zions Bancorporation 6.00% 2015	11,585	11,572
BNP Paribas 4.80% 2015[3]	2,500	2,329
BNP Paribas 5.186% noncumulative (undated)[3,4]	8,000	7,405
Popular North America, Inc., Series E, 3.875% 2008	10,000	9,600
Barclays Bank PLC 8.55% (undated)[3,4]	8,080	9,016
National Westminster Bank PLC 7.375% 2009	3,000	3,196
National Westminster Bank PLC 7.75% (undated)[4]	4,588	4,727
Boston Properties LP 6.25% 2013	6,500	6,655
Lincoln National Corp. 5.25% 2007	6,145	6,115
Federal Realty Investment Trust 6.125% 2007	4,500	4,528
Federal Realty Investment Trust 8.75% 2009	1,000	1,098
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	5,000	4,895
New York Life Global Funding 4.625% 2010[3]	5,000	4,834
Skandinaviska Enskilda Banken AB 4.958% (undated)[3,4]	5,000	4,575
Deutsche Bank Financial LLC 5.375% 2015	4,000	3,857
Independence Community Bank 3.75% 2014[4]	4,000	3,791
Assurant, Inc. 5.625% 2014	3,000	2,917
Société Générale 5.75% 2016[3]	2,500	2,479
Hartford Financial Services Group, Inc. 2.375% 2006	2,000	1,996
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[3]	2,000	1,990
Downey Financial Corp. 6.50% 2014	1,900	1,873
		2,282,221

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 2.77%
U.S. Treasury 6.50% 2006	$ 45,000	$ 45,306
U.S. Treasury 7.00% 2006	20,000	20,083
U.S. Treasury 6.125% 2007	100,000	101,492
U.S. Treasury 3.625% 2009	110,000	105,909
U.S. Treasury 6.00% 2009	100,000	103,352
U.S. Treasury Principal Strip 0% 2009	7,500	6,400
U.S. Treasury 5.75% 2010	100,000	103,281
U.S. Treasury 6.50% 2010	30,000	31,638
U.S. Treasury 13.875% 2011	96,489	96,821
U.S. Treasury 10.375% 2012	25,000	27,027
U.S. Treasury 3.625% 2013	25,000	22,996
U.S. Treasury 12.00% 2013	64,000	73,850
U.S. Treasury 2.00% 2014[6]	53,758	52,405
U.S. Treasury 11.75% 2014	95,000	115,900
U.S. Treasury 13.25% 2014	20,000	24,669
U.S. Treasury Principal Strip 0% 2015	5,000	3,117
U.S. Treasury Principal Strip 0% 2018	11,460	6,097
U.S. Treasury 6.50% 2026	21,000	24,084
U.S. Treasury Principal Strip 0% 2029	14,200	4,270
U.S. Treasury 5.375% 2031	64,000	64,960
Freddie Mac 4.625% 2008	20,000	19,832
Freddie Mac 5.125% 2008	75,000	74,995
Freddie Mac 5.75% 2009	75,000	76,203
Freddie Mac 6.625% 2009	75,000	78,275
Freddie Mac 4.125% 2010	35,000	33,563
Freddie Mac 5.50% 2011	50,000	50,620
Freddie Mac 5.875% 2011	100,000	101,893
Fannie Mae 6.34% 2007	20,000	20,316
Fannie Mae 7.125% 2007	50,000	50,803
Fannie Mae 5.25% 2012	100,000	98,532
Federal Agricultural Mortgage Corp. 4.25% 2008	45,000	44,106
Federal Agricultural Mortgage Corp. 4.875% 2011[3]	55,000	53,994
Federal Home Loan Bank 3.375% 2007	93,295	90,963
		1,827,752

ASSET-BACKED OBLIGATIONS[5]— 1.96%
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[3]	1,380	1,356
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[3]	2,413	2,392
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[3]	812	812
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[3]	10,000	9,831
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[3]	18,530	18,223
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[3]	22,073	21,753
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[3]	12,000	11,743
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[3]	12,500	12,277
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[3]	20,000	19,731
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[3]	21,400	21,223
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010[3]	14,000	13,849
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	18,750	18,280
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[3]	30,000	29,803
CWABS, Inc., Series 2004-15, Class AF-3, 4.025% 2031	20,000	19,818
CWABS, Inc., Series 2004-10, Class 2-AV-2, 5.309% 2033[4]	15,423	15,437
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	15,000	14,494
CWABS, Inc., Series 2004-12, Class AF-6, 4.634% 2035	8,000	7,714
CWABS, Inc., Series 2005-3, Class 3-AV-1, 5.059% 2035[4]	4,409	4,409
CWABS, Inc., Series 2005-11, Class AF-6, 5.05% 2036	5,000	4,760
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	39,360	38,826
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	14,000	13,837
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	12,625	12,570
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-5, FGIC insured, 5.45% 2034	16,000	15,317
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 2035	40,500	38,684
Residential Funding Mortgage Securities II, Inc., Series 2005-HSA1, Class A-I-5, FGIC insured, 5.48% 2035	5,790	5,659
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036	5,000	4,915
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	11,765	11,507
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	28,800	28,481
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	20,095	19,750
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[3]	50,000	48,944
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[3]	48,860	47,240
Drivetime Auto Owner Trust, Series 2004-A, Class A-3, XLCA insured, 2.419% 2008[3]	4,339	4,280
Drivetime Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 3.799% 2008[3]	8,628	8,595
Drivetime Auto Owner Trust, Series 2004-B, Class A-3, MBIA insured, 3.475% 2009[3]	15,611	15,474
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[3]	18,579	18,390
Advanta Business Card Master Trust, Series 2005-A1, Class A-1, 4.993% 2011[4]	17,000	16,979
Advanta Business Card Master Trust, Series 2005-A2, Class A-1, 5.053% 2013[4]	29,000	28,964
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009	20,532	20,349
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	19,279	19,098
AmeriCredit Automobile Receivables Trust, Series 2004-B-M, Class A-4, MBIA insured, 2.67% 2011	5,000	4,848
Consumer Credit Reference Index Securities Program Trust, Series 2002-1A, Class A, 6.935% 2007[3,4]	35,000	35,525
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011[3]	9,450	9,384
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[3]	25,000	24,992
First Investors Auto Owner Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[3]	2,430	2,375
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[3]	19,938	19,745
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[3]	11,060	10,963
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	33,475	32,617
DT Auto Owner Trust, Series 2005-B, Class A-3, XLCA insured, 4.429% 2010[3]	31,488	31,124
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	8,500	8,302
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	22,000	21,525
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[3]	15,000	14,360
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[3]	15,000	14,711
Residential Asset Securities Corp. Trust, Series 2004-KS10, Class A-I-2, 5.279% 2029[4]	13,906	13,952
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.189% 2035[4]	13,992	14,016
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-3, FGIC insured, 4.45% 2034	25,881	25,647
New Century Home Equity Loan Trust, Series 2005-A, Class A-1A, 5.079% 2035[4]	73	73
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009	7,967	8,063
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009	16,190	16,792
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB8, Class AF-3, 5.09% 2032	16,798	16,383
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[4]	8,653	8,287
Home Equity Asset Trust, Series 2004-7, Class M-2, 5.619% 2035[4]	20,000	20,203
Providian Master Note Trust, Series 2005-A1A, Class A, 4.961% 2012[3,4]	20,000	20,025
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.459% 2034[4]	19,471	19,526
MBNA Credit Card Master Note Trust, Series 2006-1, Class A, 4.90% 2011	12,500	12,404
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 5.501% 2013[4]	5,000	5,097
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 5.279% 2034[4]	17,465	17,490
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,975	15,823
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 5.46% 2030[4]	15,000	15,342
Capital One Prime Auto Receivables Trust, Series 2004-2, Class A-3, 3.06% 2008	15,401	15,317
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class C, 5.901% 2013[4]	15,000	15,265
Irwin Home Equity, Series 2006-1, Class 2-A2, 5.39% 2035[3]	15,000	14,799
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011[3]	15,000	14,618
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[3]	13,478	13,209
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[3]	13,150	12,918
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 5.359% 2034[4]	6,947	7,014
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 5.559% 2034[4]	4,508	4,534
PSE&G Transition Funding II LLC, Series 2005-1, Class A-3, 4.49% 2015	10,000	9,366
USAA Auto Owner Trust, Series 2004-3, Class A-3, 3.16% 2009	9,209	9,107
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	8,759	9,070
GMACM Home Equity Loan Trust, Series 2004-HE5, Class A-6, 4.388% 2034	8,000	7,701
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	7,322	7,318
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 5.201% 2019[3,4]	6,680	6,680
Popular ABS Mortgage Pass-Through Trust, Series 2004-5, Class AF-6, 4.747% 2034	5,800	5,533
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009	1,267	1,258
MMCA Auto Owner Trust, Series 2002-3, Class A-4, 3.57% 2009	188	188
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010	1,403	1,401
Navistar Financial Owner Trust, Series 2004-A, Class B, 2.46% 2011	2,703	2,613
Long Beach Mortgage Loan Trust, Series 2000-1, Class AF-3, 7.934% 2031[4]	1,377	1,374
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010	1,243	1,228
ACE Securities Corp. Home Equity Loan Trust, Series 2003-NC1, Class A-2A, 5.379% 2033[4]	1,202	1,204
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008[3]	82	82
Seawest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[3]	989	976
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[3,7]	5,000	200
NPF XII, Inc., Series 2001-1A, Class A, 1.989% 2004[3,4,7,8]	3,000	120
		1,288,451

CONSUMER DISCRETIONARY — 1.38%
Residential Capital Corp. 6.07% 2008[4]	13,750	13,838
Residential Capital Corp. 6.375% 2010	28,990	28,893
Residential Capital Corp. 6.00% 2011	2,000	1,961
General Motors Acceptance Corp. 6.875% 2011	17,000	15,943
General Motors Acceptance Corp. 7.25% 2011	30,000	28,712
General Motors Acceptance Corp. 7.00% 2012	5,000	4,700
Comcast Cable Communications, Inc. 6.875% 2009	18,000	18,664
Comcast Corp. 5.45% 2010	9,500	9,400
Tele-Communications, Inc. 7.875% 2013	10,000	10,957
Comcast Corp. 5.85% 2015	36,000	35,092
Ford Motor Credit Co. 6.50% 2007	6,000	5,964
Ford Motor Credit Co. 7.20% 2007	5,000	4,933
Ford Motor Credit Co. 5.80% 2009	17,000	15,397
Ford Motor Credit Co. 7.875% 2010	36,000	33,275
Ford Motor Credit Co. 7.375% 2011	15,000	13,610
Clear Channel Communications, Inc. 6.00% 2006	7,000	7,017
Clear Channel Communications, Inc. 6.625% 2008	8,245	8,380
Chancellor Media Corp. of Los Angeles 8.00% 2008	34,000	35,791
Clear Channel Communications, Inc. 7.65% 2010	3,660	3,859
Viacom Inc. 5.75% 2011[3]	3,955	3,932
Viacom Inc. 6.25% 2016[3]	38,705	38,430
Viacom Inc. 6.875% 2036[3]	10,000	9,886
Harrah’s Operating Co., Inc. 7.125% 2007	6,000	6,095
Harrah’s Operating Co., Inc. 7.50% 2009	15,000	15,669
Harrah’s Operating Co., Inc. 5.50% 2010	4,325	4,278
Harrah’s Operating Co., Inc. 5.625% 2015	18,600	17,685
Pulte Homes, Inc. 4.875% 2009	15,000	14,618
Pulte Homes, Inc. 7.875% 2011	14,000	15,069
Pulte Homes, Inc. 8.125% 2011	7,500	8,063
DaimlerChrysler North America Holding Corp. 4.05% 2008	6,480	6,293
DaimlerChrysler North America Holding Corp. 4.75% 2008	6,520	6,437
DaimlerChrysler North America Holding Corp. 7.20% 2009	3,000	3,140
DaimlerChrysler North America Holding Corp. 8.00% 2010	17,500	18,847
Kohl’s Corp. 6.30% 2011	27,690	28,421
Kohl’s Corp. 7.375% 2011	2,800	2,996
News America Inc. 5.30% 2014	22,585	21,661
News America Inc. 7.25% 2018	2,000	2,154
News America Holding Inc. 8.25% 2018	5,200	5,913
May Department Stores Co. 4.80% 2009	22,750	22,283
May Department Stores Co. 5.75% 2014	3,785	3,725
May Department Stores Co. 6.65% 2024	3,465	3,430
Marriott International, Inc., Series F, 4.625% 2012	7,000	6,536
Marriott International, Inc. 5.81% 2015[3]	21,323	20,739
AOL Time Warner Inc. 6.15% 2007	5,000	5,037
Time Warner Inc. 8.18% 2007	10,000	10,338
Time Warner Companies, Inc. 9.125% 2013	10,000	11,527
Viacom Inc. 5.625% 2007	25,000	24,977
Toll Brothers, Inc. 6.875% 2012	4,000	4,072
Toll Brothers, Inc. 5.15% 2015	22,500	20,200
Centex Corp. 7.875% 2011	2,000	2,156
Centex Corp. 5.70% 2014	10,000	9,635
Centex Corp. 5.25% 2015	12,000	11,084
Cox Communications, Inc. 7.75% 2006	22,351	22,475
Carnival Corp. 3.75% 2007	6,000	5,852
Carnival Corp. 6.15% 2008	15,725	15,912
Target Corp. 7.50% 2010	20,000	21,579
Omnicom Group Inc. 5.90% 2016	19,000	18,572
Hyatt Equities, LLC 6.875% 2007[3]	17,040	17,247
MDC Holdings, Inc. 7.00% 2012	2,000	2,039
MDC Holdings, Inc. 5.375% 2014	15,000	13,627
D.R. Horton, Inc. 6.00% 2011	15,000	14,946
Thomson Corp. 6.20% 2012	14,000	14,250
Ryland Group, Inc. 5.375% 2012	12,000	11,338
Ryland Group, Inc. 5.375% 2015	2,000	1,824
Univision Communications Inc. 2.875% 2006	13,000	12,846
Lowe’s Companies, Inc., Series B, 6.70% 2007	5,455	5,532
Lowe’s Companies, Inc. 8.25% 2010	5,455	6,002
Liberty Media Corp. 8.25% 2030	10,000	9,633
Gap, Inc. 9.55% 2008[4]	8,250	8,972
NVR, Inc. 5.00% 2010	8,000	7,657
J.C. Penney Co., Inc. 9.00% 2012	6,628	7,615
Walt Disney Co., Series B, 5.375% 2007	5,000	4,999
Hilton Hotels Corp. 7.625% 2008	4,000	4,158
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	1,500	1,534
Delphi Automotive Systems Corp. 6.50% 2009[7]	1,200	843
		911,164

TELECOMMUNICATION SERVICES — 1.08%
Sprint Capital Corp. 6.00% 2007	15,000	15,061
US Unwired Inc., Series B, 10.00% 2012	33,305	37,468
Nextel Communications, Inc., Series E, 6.875% 2013	46,970	48,264
Nextel Communications, Inc., Series D, 7.375% 2015	49,670	51,891
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	108,200	108,271
AT&T Wireless Services, Inc. 7.50% 2007	33,575	34,267
AT&T Wireless Services, Inc. 7.875% 2011	61,700	67,595
Telecom Italia Capital SA 4.00% 2010	9,800	9,236
Telecom Italia Capital SA 4.875% 2010	30,000	28,868
Telecom Italia Capital SA, Series B, 5.25% 2013	39,500	37,304
Telecom Italia Capital SA 4.95% 2014	19,900	18,246
SBC Communications Inc. 5.75% 2006	19,900	19,900
SBC Communications Inc. 4.125% 2009	10,000	9,571
SBC Communications Inc. 6.25% 2011	35,000	35,944
SBC Communications Inc. 5.875% 2012	27,000	27,155
Koninklijke KPN NV 8.00% 2010	33,750	36,226
Koninklijke KPN NV 8.375% 2030	4,600	4,998
PCCW-HKT Capital Ltd. 8.00% 2011[3,4]	22,450	24,461
PCCW-HKT Capital Ltd. 8.00% 2011	1,800	1,961
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[3]	9,900	9,103
Singapore Telecommunications Ltd. 6.375% 2011[3]	17,925	18,597
Singapore Telecommunications Ltd. 6.375% 2011	9,825	10,193
British Telecommunications PLC 8.375% 2010[4]	4,200	4,670
British Telecommunications PLC 8.875% 2030	11,400	14,451
ALLTEL Corp. 4.656% 2007	17,000	16,889
Deutsche Telekom International Finance BV 8.50% 2010[4]	5,100	5,549
Deutsche Telekom International Finance BV 8.75% 2030[4]	6,000	7,145
France Télécom 7.75% 2011[4]	5,050	5,499
		708,783

UTILITIES — 0.76%
Dominion Resources, Inc., Series A, 3.66% 2006	6,000	5,945
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	6,000	5,996
Dominion Resources, Inc., Series B, 4.125% 2008	10,000	9,771
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	18,561	18,243
Dominion Resources, Inc., Series 2000-A, 8.125% 2010	35,000	37,943
Dominion Resources, Inc., Series 2002-C, 5.70% 2012[4]	4,250	4,189
American Electric Power Co., Inc. 4.709% 2007	12,500	12,385
Appalachian Power Co., Series J, 4.40% 2010	10,000	9,548
Ohio Power Co., Series J, 5.30% 2010	18,000	17,748
Appalachian Power Co., Series M, 5.55% 2011	10,000	9,941
Appalachian Power Co., Series I, 4.95% 2015	15,000	13,877
Indiana Michigan Power Co. 5.65% 2015	11,000	10,610
Commonwealth Edison Co., Series 99, 3.70% 2008	2,750	2,670
Exelon Generation Co., LLC 6.95% 2011	21,600	22,746
Exelon Corp. 4.45% 2010	15,000	14,369
Exelon Corp. 6.75% 2011	17,000	17,761
Exelon Corp. 4.90% 2015	5,000	4,607
Scottish Power PLC 4.91% 2010	30,000	29,229
Scottish Power PLC 5.375% 2015	20,000	19,156
PSEG Power LLC 3.75% 2009	10,000	9,521
PSEG Power LLC 7.75% 2011	32,500	35,254
Ameren Corp. 4.263% 2007	2,500	2,469
Cilcorp Inc. 8.70% 2009	17,025	18,601
AmerenEnergy Generating Co., Series D, 8.35% 2010	5,000	5,476
Union Electric Co. 4.65% 2013	4,250	3,948
Cilcorp Inc. 9.375% 2029	5,000	6,365
NiSource Finance Corp. 6.15% 2013	3,000	3,031
NiSource Finance Corp. 5.40% 2014	24,500	23,459
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	18,000	19,892
Centerpoint Energy, Inc., Series B, 6.85% 2015	5,000	5,197
Duke Energy Corp., First and Refunding Mortgage Bonds, Series A, 3.75% 2008	10,000	9,725
Duke Capital Corp. 7.50% 2009	10,000	10,581
Duke Capital LLC 5.668% 2014	2,000	1,954
Constellation Energy Group, Inc. 6.125% 2009	11,000	11,190
Constellation Energy Group, Inc. 7.00% 2012	5,000	5,302
Constellation Energy Group, Inc. 4.55% 2015	5,000	4,508
Alabama Power Co., Series Y, 2.80% 2006	5,000	4,930
Alabama Power Co., Series X, 3.125% 2008	1,800	1,725
Alabama Power Co., Series R, 4.70% 2010	1,750	1,693
Southern Power Co., Series B, 6.25% 2012	6,000	6,125
Alabama Power Co., Series Q, 5.50% 2017	4,000	3,870
Oncor Electric Delivery Co. 6.375% 2012	13,725	14,020
Progress Energy Florida, Inc., First Mortgage Bonds, 4.80% 2013	5,000	4,723
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.15% 2015	5,000	4,745
Equitable Resources, Inc. 5.15% 2012	2,500	2,407
Equitable Resources, Inc. 5.15% 2018	3,125	2,881
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,500	5,256
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013	5,000	4,773
MidAmerican Energy Co. 5.125% 2013	1,500	1,446
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	1,000	943
		502,744

INDUSTRIALS — 0.70%
Cendant Corp. 6.875% 2006	17,588	17,650
Cendant Corp. 6.25% 2008	21,500	21,752
Cendant Corp. 7.375% 2013	24,355	26,673
General Electric Capital Corp., Series A, 5.00% 2007	47,500	47,390
General Electric Capital Corp. 4.25% 2008	10,000	9,840
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	11,770	11,795
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	6,004	6,076
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	11,159	11,050
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[5]	3,816	4,012
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[5]	14,451	15,364
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012	10,000	10,254
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	32,450	34,528
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[3,5]	42,988	44,383
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014	39,770	40,017
Tyco International Group SA 6.125% 2008	13,000	13,174
Tyco International Group SA 6.125% 2009	7,000	7,082
Tyco International Group SA 6.375% 2011	3,200	3,295
Tyco International Group SA 6.00% 2013	12,900	12,877
Waste Management, Inc. 6.50% 2008	6,180	6,323
Waste Management, Inc. 7.375% 2010	20,000	21,256
Waste Management, Inc. 5.00% 2014	890	838
Caterpillar Financial Services Corp., Series F, 5.196% 2008[4]	3,500	3,504
Caterpillar Inc. 4.50% 2009	4,785	4,669
Caterpillar Financial Services Corp. 4.30% 2010	14,300	13,692
Caterpillar Inc. 5.30% 2035	500	447
Bombardier Inc. 6.30% 2014[3]	21,000	19,478
Raytheon Co. 4.85% 2011	16,000	15,506
Hutchison Whampoa International Ltd. 6.50% 2013[3]	11,800	12,091
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006[5]	1,400	1,403
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006[5]	8,500	8,528
American Standard Inc. 7.625% 2010	7,000	7,367
Northrop Grumman Systems Corp. 7.125% 2011	5,000	5,324
John Deere Capital Corp. 3.90% 2008	3,000	2,931
John Deere Capital Corp. 4.875% 2009	1,500	1,480
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2023[5]	814	812
		462,861

HEALTH CARE — 0.56%
Cardinal Health, Inc. 6.25% 2008	$ 13,155	$ 13,363
Cardinal Health, Inc. 6.75% 2011	100,250	104,613
Cardinal Health, Inc. 5.85% 2017	10,000	9,732
WellPoint, Inc. 5.00% 2011	37,000	36,083
WellPoint, Inc. 5.85% 2036	20,000	18,432
Hospira, Inc. 4.95% 2009	48,950	48,126
Hospira, Inc. 5.90% 2014	3,000	2,972
Wyeth 4.375% 2008[4]	45,250	44,439
UnitedHealth Group Inc. 3.30% 2008	7,500	7,244
UnitedHealth Group Inc. 4.125% 2009	22,000	21,148
UnitedHealth Group Inc. 5.375% 2016	10,000	9,614
Humana Inc. 7.25% 2006	12,850	12,888
Humana Inc. 6.30% 2018	16,335	16,298
Schering-Plough Corp. 5.55% 2013[4]	10,000	9,804
Amgen Inc. 4.00% 2009	10,000	9,554
Columbia/HCA Healthcare Corp. 7.25% 2008	5,000	5,150
		369,460

ENERGY — 0.53%
Devon Financing Corp., ULC 6.875% 2011	75,500	79,885
Apache Corp. 6.25% 2012	55,000	57,168
Apache Corp. 7.75% 2029	15,000	17,830
Williams Companies, Inc. 7.125% 2011	10,000	10,325
Williams Companies, Inc. 8.125% 2012	16,300	17,584
Transcontinental Gas Pipe Line Corp., Series B, 8.875% 2012	8,000	9,110
Pemex Finance Ltd. 8.875% 2010[5]	12,427	13,588
Pemex Project Funding Master Trust 5.75% 2015[3]	21,000	19,934
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3,5]	5,866	5,674
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[5]	924	894
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,5]	27,650	26,100
Enterprise Products Operating LP 4.95% 2010	18,000	17,441
Enterprise Products Operating LP 7.50% 2011	5,000	5,321
Enterprise Products Partners LP 5.60% 2014	7,000	6,716
Energy Transfer Partners, LP 5.65% 2012	9,385	9,185
Energy Transfer Partners, LP 5.95% 2015	18,415	18,015
Sunoco, Inc. 6.75% 2011	7,500	7,834
Sunoco, Inc. 4.875% 2014	9,250	8,629
XTO Energy Inc. 5.65% 2016	15,000	14,638
		345,871

MATERIALS — 0.41%
Norske Skogindustrier ASA 7.625% 2011[3]	58,490	60,189
Norske Skogindustrier ASA 6.125% 2015[3]	1,250	1,147
International Paper Co. 4.00% 2010	10,915	10,280
International Paper Co. 6.75% 2011	8,500	8,888
International Paper Co. 5.85% 2012	21,585	21,516
UPM-Kymmene Corp. 5.625% 2014[3]	32,325	31,113
Stora Enso Oyj 6.404% 2016[3]	30,000	29,803
Packaging Corp. of America 4.375% 2008	25,000	24,294
Dow Chemical Co. 5.00% 2007	10,500	10,446
Dow Chemical Co. 5.75% 2008	10,500	10,608
Cytec Industries Inc. 6.00% 2015	17,345	16,687
Weyerhaeuser Co. 6.75% 2012	11,330	11,741
Teck Cominco Ltd. 5.375% 2015	11,000	10,492
Alcan Inc. 6.45% 2011	1,000	1,034
Alcan Inc. 5.20% 2014	8,000	7,684
Praxair, Inc. 2.75% 2008	6,350	6,028
ICI Wilmington, Inc. 4.375% 2008	4,000	3,854
ICI Wilmington, Inc. 5.625% 2013	500	484
Yara International ASA 5.25% 2014[3]	3,000	2,817
		269,105

CONSUMER STAPLES — 0.18%
Wal-Mart Stores, Inc. 8.00% 2006	9,500	9,589
Wal-Mart Stores, Inc. 6.875% 2009	13,650	14,272
Wal-Mart Stores, Inc. 4.125% 2010	7,500	7,150
Tyson Foods, Inc. 6.60% 2016	17,500	17,198
H.J. Heinz Co. 6.428% 2020[3]	16,365	16,640
Diageo Capital PLC 4.375% 2010	12,000	11,498
Diageo Finance BV 5.30% 2015	2,300	2,198
Kraft Foods Inc. 4.625% 2006	1,000	997
Nabisco, Inc. 7.05% 2007	1,000	1,016
Kraft Foods Inc. 6.25% 2012	1,855	1,905
Nabisco, Inc. 7.55% 2015	6,645	7,436
Kraft Foods Inc. 6.50% 2031	500	509
CVS Corp. 4.00% 2009	10,000	9,542
CVS Corp. 6.117% 2013[3,5]	2,176	2,182
Molson Coors Capital Finance ULC 4.85% 2010	7,500	7,271
Kellogg Co. 6.60% 2011	5,250	5,480
Kellogg Co. 7.45% 2031	500	572
Cadbury Schweppes US Finance LLC 5.125% 2013[3]	5,500	5,244
		120,699

NON-U.S. GOVERNMENT BONDS & NOTES — 0.17%
Russian Federation 5.00%/7.50% 2030[9]	62,600	68,078
United Mexican States Government Global 5.625% 2017	32,000	30,704
Corporación Andina de Fomento 6.875% 2012	10,000	10,477
		109,259

INFORMATION TECHNOLOGY — 0.15%
Electronic Data Systems Corp., Series B, 6.50% 2013[4]	54,980	55,175
Motorola, Inc. 4.608% 2007	12,500	12,365
Motorola, Inc. 7.625% 2010	2,385	2,591
Cisco Systems, Inc. 5.25% 2011	14,000	13,873
Sabre Holdings Corp. 6.35% 2016	8,500	8,183
Jabil Circuit, Inc. 5.875% 2010	7,500	7,488
		99,675

MUNICIPALS — 0.08%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	15,580	16,899
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	14,520	15,333
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	10,116	9,918
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series 2001-B, 5.50% 2030	6,020	6,187
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	5,953	5,945
		54,282

Total bonds & notes (cost: $13,584,250,000)		13,322,917

		unaudited

	Principal amount	Market value
Short-term securities — 10.52%	(000)	(000)

Federal Home Loan Bank 4.515%-4.91% due 5/12-7/26/2006	$738,172	$ 732,871
Freddie Mac 4.52%-4.69% due 5/3-6/13/2006	440,498	439,213
Freddie Mac 4.59% due 6/19/2006[10]	33,800	33,567
Fannie Mae 4.522%-4.74% due 5/9-6/14/2006	375,595	374,238
Clipper Receivables Co., LLC 4.65%-4.91% due 5/11-6/21/2006[3]	231,900	231,129
State Street Corp. 4.81%-4.93% due 6/6-6/16/2006	100,000	99,437
Variable Funding Capital Corp. 4.63%-4.94% due 5/17-7/6/2006[3]	307,100	305,227
HSBC Finance Corp. 4.72%-5.00% due 5/22-7/26/2006	305,500	302,907
American General Finance Corp. 4.74%-4.91% 5/23-6/22/2006	75,000	74,655
International Lease Finance Corp. 4.65%-4.91% due 5/10-6/23/2006	225,000	223,953
Bank of America Corp. 4.65%-4.945% 5/12-6/27/2006	204,600	203,509
Bank of America Corp. 4.81%-4.84% 6/16/2006[10]	95,000	94,416
Park Avenue Receivables Co., LLC 4.65%-4.85% due 5/5-6/8/2006[3]	150,903	150,429
Preferred Receivables Funding Corp. 4.70%-4.83% due 5/10-5/25/2006[3]	145,639	145,257
Wells Fargo Bank, N.A. 4.71%-4.89% due 5/2-6/13/2006	294,700	294,697
U.S. Treasury Bills 4.418%-4.502% due 5/4-6/15/2006	283,000	282,521
CAFCO, LLC 4.65%-4.91% due 5/8-6/13/2006[3]	275,000	273,805
International Bank for Reconstruction and Development 4.50%-4.75% due 5/10-6/20/2006	270,000	268,954
Edison Asset Securitization LLC 4.60%-4.86% due 5/8-6/8/2006[3]	180,000	179,477
General Electric Capital Services, Inc. 4.66%-4.79% due 5/8-6/12/2006	75,000	74,806
Wal-Mart Stores Inc. 4.71%-4.87% due 5/9-6/27/2006[3]	244,000	242,854
Federal Farm Credit Banks 4.59%-4.86% due 6/2-7/27/2006	156,700	155,706
Atlantic Industries 4.54%-4.91% due 5/2-7/14/2006[3]	125,613	125,172
Coca-Cola Co. 4.56% due 5/12/2006	25,000	24,963
Three Pillars Funding, LLC 4.79%-4.85% due 5/10-6/26/2006[3]	144,571	144,042
Tennessee Valley Authority 4.66%-4.74% due 5/18-6/15/2006	125,000	124,548
Procter & Gamble Co. 4.71% due 5/3-5/5/2006[3]	100,000	99,947
DuPont (E.I.) de Nemours & Co. 4.63%-4.74% due 5/11-5/12/2006[3]	100,000	99,851
Anheuser-Busch Companies, Inc. 4.50%-4.83% due 5/1-7/11/2006[3]	89,600	89,295
FCAR Owner Trust I 4.71% -4.81% due 5/4-6/12/2006	83,150	82,932
IBM Capital Inc. 4.70% due 6/8-6/9/2006[3]	80,000	79,591
Caterpillar Financial Services Corp. 4.67% due 5/30/2006	29,900	29,781
Caterpillar Financial Services Corp. 4.80% due 6/19/2006[10]	50,000	49,662
Gannett Co. 4.6 1% -4.83% due 5/22/2006[3]	75,000	74,782
3M Co. 4.65%-4.82% due 5/26-6/15/2006	75,000	74,688
Hershey Co. 4.80%-4.83% due 6/8/2006[3]	75,000	74,609
American Express Credit Corp. 4.60%-4.63% due 5/3-5/23/2006	70,000	69,894
Kimberly-Clark Worldwide Inc. 4.73%-4.775% due 5/15-6/5/2006[3]	70,043	69,780
NetJets Inc. 4.77%-4.88% due 6/1-6/30/2006[3]	65,000	64,603
BellSouth Corp. 4.55%-4.56% due 5/1-5/5/2006[3]	61,300	61,280
Bank of New York Co., Inc. 4.72% due 5/8/2006	50,000	49,947
Colgate-Palmolive Co. 4.72%-4.81% due 5/1-5/26/2006[3]	50,000	49,910
Pfizer Investment Capital PLC 4.63% due 5/18/2006[3]	50,000	49,887
Harvard University 4.67% due 5/19/2006	40,000	39,901
Chevron Funding Corp. 4.64% due 5/4/2006	39,900	39,879
Triple-A One Funding Corp. 4.65% due 5/12/2006[3]	20,639	20,608
Wm. Wrigley Jr. Co. 4.75% due 6/20/2006[3]	20,000	19,861
Concentrate Manufacturing Co. of Ireland 4.77% due 5/18/2006[3]	15,000	14,964
Private Export Funding Corp. 4.61% due 5/15/2006[3]	13,000	12,975
McCormick & Co., Inc. 4.71% due 5/16/2006[3]	12,627	12,601

Total short-term securities (cost: $6,933,822,000)		6,933,581

Total investment securities (cost: $54,774,662,000)		65,971,858
Other assets less liabilities		(89,888)

Net assets		$65,881,970

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Represents an affiliated company as defined under the Investment Company Act of 1940.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $4,725,876,000, which represented 7.17% of the net assets of the fund.
4Coupon rate may change periodically.
5Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
6Index-linked bond whose principal amount moves with a government retail price index.
7Company not making scheduled interest payments; bankruptcy proceedings pending.
8Company did not make principal payment upon scheduled maturity date; reorganization pending.
9Step bond; coupon rate will increase at a later date.
10This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

MFGEFP-912-0606-S4557

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER, INC.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and PEO

Date: July 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and PEO

Date: July 7, 2006

By /s/ Sheryl F. Johnson
Sheryl F. Johnson, Treasurer and PFO

Date: July 7, 2006